First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2020

First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	SA-1

Audited Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contract Owners of Separate Acct VA K of First Allmerica Financial Life Ins Co

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (1)	FT VIP Templeton Foreign VIP Fund (1)
AB VPS Growth and Income Portfolio (1)	FT VIP Templeton Growth VIP Fund (1)
AB VPS Large Cap Growth Portfolio (1)	Goldman Sachs VIT Core Fixed Income Fund (1)
AB VPS Small/Mid Cap Value Portfolio (1)	Goldman Sachs VIT Equity Index Fund (1)
Alger Capital Appreciation Portfolio (1)	Goldman Sachs VIT Government Money Market Fund (1)
Alger Mid Cap Growth Portfolio (1)	Goldman Sachs VIT Growth Opportunities Fund (1)
Delaware VIP Emerging Markets Series (1)	Goldman Sachs VIT High Quality Floating Rate Fund (1)
Delaware VIP High Yield Series (1)	Goldman Sachs VIT International Equity Insights Fund (1)
Delaware VIP International Series (1)	Goldman Sachs VIT Mid Cap Value Fund (1)
Delaware VIP International Value Equity Series (3)	Goldman Sachs VIT Strategic Growth Fund (1)
Delaware VIP Limited-Term Diversified Income Series (1)	Goldman Sachs VIT U.S. Equity Insights Fund (1)
Delaware VIP REIT Series (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund (1)
Delaware VIP Small Cap Value Series (1)	Invesco Oppenheimer V.I. Conservative Balanced Fund (1)
Delaware VIP Smid Cap Core Series Service Class (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (1)
Delaware VIP Smid Cap Core Series Standard Class (1)	Invesco Oppenheimer V.I. Global Fund (1)
Delaware VIP U.S. Growth Series (1)	Invesco Oppenheimer V.I. Global Strategic Income Fund (1)
Delaware VIP Value Series (1)	Invesco Oppenheimer V.I. Main Street Fund (1)
DWS Capital Growth VIP (1)	Invesco V.I. American Franchise Fund (1)
DWS CROCI® U.S. VIP (1)	Invesco V.I. Core Equity Fund (1)
Eaton Vance VT Floating-Rate Income Fund (1)	Invesco V.I. Health Care Fund (1)
Fidelity VIP Asset ManagerSM Portfolio (1)	Invesco V.I. High Yield Fund (1)
Fidelity VIP Contrafund® Portfolio (1)	Invesco V.I. International Growth Fund (1)
Fidelity VIP Equity-Income Portfolio (1)	Invesco V.I. Mid Cap Growth Fund (2)
Fidelity VIP Growth Opportunities Portfolio (1)	Invesco V.I. Value Opportunities Fund (1)
Fidelity VIP Growth Portfolio (1)	Janus Henderson Research Portfolio (1)
Fidelity VIP High Income Portfolio (1)	LVIP BlackRock Advantage Allocation Fund (1)
Fidelity VIP Mid Cap Portfolio (1)	MFS® Mid Cap Growth Series (1)
Fidelity VIP Overseas Portfolio (1)	MFS® New Discovery Series (1)
Fidelity VIP Value Strategies Portfolio (1)	MFS® Total Return Series (1)
FT VIP Franklin Growth and Income VIP Fund (1)	MFS® Utilities Series (1)
FT VIP Franklin Large Cap Growth VIP Fund (1)	Pioneer Mid Cap Value VCT Portfolio (1)
FT VIP Franklin Mutual Shares VIP Fund (1)	Pioneer Real Estate Shares VCT Portfolio (1)
FT VIP Franklin Small-Mid Cap Growth VIP Fund (1)	T. Rowe Price International Stock Portfolio (1)

(1)   Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)  Statement of operations for the period January 1, 2020 through April 30, 2020 and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019

(3)  Statement of operations for the period January 1, 2020 through December 11, 2020 and statement of changes in net assets for the period January 1, 2020 to December 11, 2020 and for the year ended December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the First Allmerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP /s/

Boston, Massachusetts

April 6, 2021

We have served as the auditor of one or more of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co since at least 1994. We have not been able to determine the specific year we began serving as auditor of one or more of the Sub-Accounts of Separate Acct VA K of First Allmerica Financial Life Ins Co.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	AB VPS Global Thematic Growth Portfolio	AB VPS Growth and Income Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$4,901	$915,845	$382,004	$281,810	$31,648
Net assets	$4,901	$915,845	$382,004	$281,810	$31,648

Net assets by category:
Accumulation reserves	$4,901	$915,845	$382,004	$281,810	$31,648
Payout reserves	—	—	—	—	—
Net assets	$4,901	$915,845	$382,004	$281,810	$31,648

Units outstanding, December 31, 2020	2,429	338,708	145,360	81,701	7,319

Investments in shares of the Underlying Funds, at cost	$2,152	$800,873	$230,256	$266,727	$22,006
Underlying Fund shares held	121	32,214	5,342	16,394	317

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Alger Mid Cap Growth Portfolio	Delaware VIP Emerging Markets Series	Delaware VIP High Yield Series	Delaware VIP International Series_(a)	Delaware VIP International Value Equity Series_(a)
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$8,054	$1,694	$106,274	$551,991	$—
Net assets	$8,054	$1,694	$106,274	$551,991	$—

Net assets by category:
Accumulation reserves	$8,054	$1,694	$106,274	$551,991	$—
Payout reserves	—	—	—	—	—
Net assets	$8,054	$1,694	$106,274	$551,991	$—

Units outstanding, December 31, 2020	2,015	426	33,100	54,263	—

Investments in shares of the Underlying Funds, at cost	$5,154	$1,017	$113,637	$542,196	$—
Underlying Fund shares held	242	58	20,838	28,810	—

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Delaware VIP Limited-Term Diversified Income Series	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series Service Class	Delaware VIP Smid Cap Core Series Standard Class
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$283,396	$18,514	$478,677	$184,962	$721,896
Net assets	$283,396	$18,514	$478,677	$184,962	$721,896

Net assets by category:
Accumulation reserves	$213,903	$18,514	$478,677	$184,962	$721,896
Payout reserves	69,493	—	—	—	—
Net assets	$283,396	$18,514	$478,677	$184,962	$721,896

Units outstanding, December 31, 2020	139,346	4,177	52,561	62,338	70,738

Investments in shares of the Underlying Funds, at cost	$275,904	$19,478	$390,493	$168,516	$649,357
Underlying Fund shares held	28,171	1,531	14,013	8,130	29,179

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Delaware VIP U.S. Growth Series	Delaware VIP Value Series	DWS Capital Growth VIP	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$20,866	$424,343	$176,748	$129,993	$33,953
Net assets	$20,866	$424,343	$176,748	$129,993	$33,953

Net assets by category:
Accumulation reserves	$20,866	$424,343	$176,748	$129,993	$33,953
Payout reserves	—	—	—	—	—
Net assets	$20,866	$424,343	$176,748	$129,993	$33,953

Units outstanding, December 31, 2020	6,981	63,348	90,614	73,351	23,561

Investments in shares of the Underlying Funds, at cost	$14,501	$313,437	$103,795	$130,175	$34,629
Underlying Fund shares held	1,515	14,729	4,173	10,061	3,760

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Fidelity VIP Asset ManagerSM Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$535,844	$1,368,505	$3,014,022	$111,011	$6,994,590
Net assets	$535,844	$1,368,505	$3,014,022	$111,011	$6,994,590

Net assets by category:
Accumulation reserves	$535,844	$1,368,505	$3,014,022	$111,011	$6,994,590
Payout reserves	—	—	—	—	—
Net assets	$535,844	$1,368,505	$3,014,022	$111,011	$6,994,590

Units outstanding, December 31, 2020	133,150	298,302	480,085	22,958	619,885

Investments in shares of the Underlying Funds, at cost	$468,838	$838,300	$2,735,009	$58,562	$3,391,282
Underlying Fund shares held	31,446	29,285	126,110	1,459	67,909

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$725,900	$573,709	$948,243	$38,657	$139,595
Net assets	$725,900	$573,709	$948,243	$38,657	$139,595

Net assets by category:
Accumulation reserves	$725,900	$573,709	$948,243	$38,657	$139,595
Payout reserves	—	—	—	—	—
Net assets	$725,900	$573,709	$948,243	$38,657	$139,595

Units outstanding, December 31, 2020	259,355	125,921	299,119	12,827	51,291

Investments in shares of the Underlying Funds, at cost	$760,156	$453,174	$621,962	$31,454	$139,604
Underlying Fund shares held	136,704	15,385	35,756	2,826	10,763

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$2,114	$167,735	$544,997	$56,840	$6,957
Net assets	$2,114	$167,735	$544,997	$56,840	$6,957

Net assets by category:
Accumulation reserves	$2,114	$167,735	$544,997	$56,840	$6,957
Payout reserves	—	—	—	—	—
Net assets	$2,114	$167,735	$544,997	$56,840	$6,957

Units outstanding, December 31, 2020	532	77,405	186,172	35,045	3,596

Investments in shares of the Underlying Funds, at cost	$1,293	$181,579	$425,569	$58,388	$6,904
Underlying Fund shares held	74	10,111	23,583	4,280	623

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$547,523	$4,758,500	$1,176,888	$2,553,945	$627,579
Net assets	$547,523	$4,758,500	$1,176,888	$2,553,945	$627,579

Net assets by category:
Accumulation reserves	$547,523	$4,541,931	$1,090,025	$2,553,945	$627,579
Payout reserves	—	216,569	86,863	—	—
Net assets	$547,523	$4,758,500	$1,176,888	$2,553,945	$627,579

Units outstanding, December 31, 2020	214,840	620,916	960,786	177,024	330,754

Investments in shares of the Underlying Funds, at cost	$500,188	$3,072,431	$1,176,888	$2,912,192	$631,198
Underlying Fund shares held	47,487	250,316	1,176,888	193,627	60,694

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$915,860	$2,142,694	$5,042,069	$2,680,146	$62,552
Net assets	$915,860	$2,142,694	$5,042,069	$2,680,146	$62,552

Net assets by category:
Accumulation reserves	$915,860	$2,142,694	$5,042,069	$2,485,880	$62,552
Payout reserves	—	—	—	194,266	—
Net assets	$915,860	$2,142,694	$5,042,069	$2,680,146	$62,552

Units outstanding, December 31, 2020	415,459	264,364	589,110	424,505	18,240

Investments in shares of the Underlying Funds, at cost	$943,292	$1,942,155	$3,808,068	$2,175,627	$41,882
Underlying Fund shares held	105,758	123,214	327,195	132,615	911

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. Main Street Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$10,225	$19,323	$254,761	$42,865	$63,360
Net assets	$10,225	$19,323	$254,761	$42,865	$63,360

Net assets by category:
Accumulation reserves	$10,225	$19,323	$254,761	$42,865	$63,360
Payout reserves	—	—	—	—	—
Net assets	$10,225	$19,323	$254,761	$42,865	$63,360

Units outstanding, December 31, 2020	5,890	1,319	63,264	93,851	20,769

Investments in shares of the Underlying Funds, at cost	$8,199	$13,064	$158,156	$45,992	$55,621
Underlying Fund shares held	578	197	4,960	8,573	2,148

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$422,493	$179,840	$326,296	$2,918	$5,042
Net assets	$422,493	$179,840	$326,296	$2,918	$5,042

Net assets by category:
Accumulation reserves	$422,493	$179,840	$326,296	$2,918	$5,042
Payout reserves	—	—	—	—	—
Net assets	$422,493	$179,840	$326,296	$2,918	$5,042

Units outstanding, December 31, 2020	140,808	105,057	103,436	1,491	2,695

Investments in shares of the Underlying Funds, at cost	$227,439	$177,053	$243,641	$3,057	$4,120
Underlying Fund shares held	4,742	5,910	9,685	555	119

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	Invesco V.I. Mid Cap Growth Fund (a)	Invesco V.I. Value Opportunities Fund	Janus Henderson Research Portfolio	LVIP BlackRock Advantage Allocation Fund	MFS® Mid Cap Growth Series
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$—	$82,015	$383,399	$108,480	$94,989
Net assets	$—	$82,015	$383,399	$108,480	$94,989

Net assets by category:
Accumulation reserves	$—	$82,015	$383,399	$71,050	$94,989
Payout reserves	—	—	—	37,430	—
Net assets	$—	$82,015	$383,399	$108,480	$94,989

Units outstanding, December 31, 2020	—	47,208	167,538	33,185	25,564

Investments in shares of the Underlying Funds, at cost	$—	$92,273	$228,230	$116,616	$72,788
Underlying Fund shares held	—	14,619	8,024	8,326	8,238

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$40,936	$292,043	$147,764	$3,726	$442,342
Net assets	$40,936	$292,043	$147,764	$3,726	$442,342

Net assets by category:
Accumulation reserves	$40,936	$292,043	$147,764	$3,726	$442,342
Payout reserves	—	—	—	—	—
Net assets	$40,936	$292,043	$147,764	$3,726	$442,342

Units outstanding, December 31, 2020	8,055	123,918	30,377	1,095	105,408

Investments in shares of the Underlying Funds, at cost	$27,653	$230,925	$110,375	$4,026	$764,625
Underlying Fund shares held	1,734	11,453	4,260	210	57,672

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2020

T. Rowe Price International Stock Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$448,523
Net assets	$448,523

Net assets by category:
Accumulation reserves	$448,523
Payout reserves	—
Net assets	$448,523

Units outstanding, December 31, 2020	162,410

Investments in shares of the Underlying Funds, at cost	$360,482
Underlying Fund shares held	26,260

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	AB VPS Global Thematic Growth Portfolio	AB VPS Growth and Income Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio
INVESTMENT INCOME:
Dividends	$18	$11,660	$—	$1,840	$—

EXPENSES:
Mortality and expense risk fees	55	10,902	4,384	2,876	340
Other expense fees	6	1,730	697	460	39
Total expenses	61	12,632	5,081	3,336	379

Net investment income (loss)	(43)	(972)	(5,081)	(1,496)	(379)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	377	47,765	29,502	11,336	4,041
Net realized gain (loss) from sales of investments	32	2,986	45,336	(1,007)	112
Net realized gain (loss)	409	50,751	74,838	10,329	4,153
Change in unrealized gain (loss)	957	(53,622)	35,693	(2,383)	5,208
Net realized and unrealized gain (loss)	1,366	(2,871)	110,531	7,946	9,361
Net increase (decrease) in net assets from operations	$1,323	$(3,843)	$105,450	$6,450	$8,982

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Alger Mid Cap Growth Portfolio	Delaware VIP Emerging Markets Series	Delaware VIP High Yield Series	Delaware VIP International Series_(a)	Delaware VIP International Value Equity Series_(a)
INVESTMENT INCOME:
Dividends	$—	$10	$6,339	$—	$17,741

EXPENSES:
Mortality and expense risk fees	77	17	1,302	380	7,465
Other expense fees	9	2	156	58	1,161
Total expenses	86	19	1,458	438	8,626

Net investment income (loss)	(86)	(9)	4,881	(438)	9,115

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	870	24	—	—	35,666
Net realized gain (loss) from sales of investments	24	5	(2,327)	121	(58,635)
Net realized gain (loss)	894	29	(2,327)	121	(22,969)
Change in unrealized gain (loss)	2,276	301	2,970	9,795	31,034
Net realized and unrealized gain (loss)	3,170	330	643	9,916	8,065
Net increase (decrease) in net assets from operations	$3,084	$321	$5,524	$9,478	$17,180

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Delaware VIP Limited-Term Diversified Income Series	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series Service Class	Delaware VIP Smid Cap Core Series Standard Class
INVESTMENT INCOME:
Dividends	$5,079	$396	$5,341	$333	$3,264

EXPENSES:
Mortality and expense risk fees	3,567	239	4,967	1,704	7,464
Other expense fees	427	28	596	273	896
Total expenses	3,994	267	5,563	1,977	8,360

Net investment income (loss)	1,085	129	(222)	(1,644)	(5,096)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	1,044	23,169	3,060	13,943
Net realized gain (loss) from sales of investments	159	(269)	189	(518)	(1,474)
Net realized gain (loss)	159	775	23,358	2,542	12,469
Change in unrealized gain (loss)	6,667	(3,734)	(38,592)	19,343	55,131
Net realized and unrealized gain (loss)	6,826	(2,959)	(15,234)	21,885	67,600
Net increase (decrease) in net assets from operations	$7,911	$(2,830)	$(15,456)	$20,241	$62,504

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Delaware VIP U.S. Growth Series	Delaware VIP Value Series	DWS Capital Growth VIP	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund
INVESTMENT INCOME:
Dividends	$—	$8,053	$1,478	$3,130	$1,269

EXPENSES:
Mortality and expense risk fees	235	4,877	3,180	1,596	474
Other expense fees	27	583	509	255	76
Total expenses	262	5,460	3,689	1,851	550

Net investment income (loss)	(262)	2,593	(2,211)	1,279	719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	883	18,595	20,095	7,080	—
Net realized gain (loss) from sales of investments	289	3,744	68,995	(1,250)	(2,395)
Net realized gain (loss)	1,172	22,339	89,090	5,830	(2,395)
Change in unrealized gain (loss)	5,452	(36,013)	(8,718)	(29,854)	(236)
Net realized and unrealized gain (loss)	6,624	(13,674)	80,372	(24,024)	(2,631)
Net increase (decrease) in net assets from operations	$6,362	$(11,081)	$78,161	$(22,745)	$(1,912)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP Asset ManagerSM Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio
INVESTMENT INCOME:
Dividends	$7,528	$978	$54,003	$—	$4,730

EXPENSES:
Mortality and expense risk fees	7,471	15,720	37,852	889	77,422
Other expense fees	1,195	2,515	6,056	142	12,387
Total expenses	8,666	18,235	43,908	1,031	89,809

Net investment income (loss)	(1,138)	(17,257)	10,095	(1,031)	(85,079)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	7,092	6,615	141,614	3,949	593,745
Net realized gain (loss) from sales of investments	13,543	52,833	25,958	5,776	435,109
Net realized gain (loss)	20,635	59,448	167,572	9,725	1,028,854
Change in unrealized gain (loss)	51,660	280,686	(42,804)	24,895	1,222,162
Net realized and unrealized gain (loss)	72,295	340,134	124,768	34,620	2,251,016
Net increase (decrease) in net assets from operations	$71,157	$322,877	$134,863	$33,589	$2,165,937

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund
INVESTMENT INCOME:
Dividends	$37,999	$1,867	$3,703	$332	$4,810

EXPENSES:
Mortality and expense risk fees	9,586	5,783	10,926	401	1,616
Other expense fees	1,534	925	1,748	64	259
Total expenses	11,120	6,708	12,674	465	1,875

Net investment income (loss)	26,879	(4,841)	(8,971)	(133)	2,935

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	—	4,017	1,745	28,121
Net realized gain (loss) from sales of investments	(12,175)	184	37,600	49	(343)
Net realized gain (loss)	(12,175)	184	41,617	1,794	27,778
Change in unrealized gain (loss)	(8,900)	84,658	83,408	788	(25,208)
Net realized and unrealized gain (loss)	(21,075)	84,842	125,025	2,582	2,570
Net increase (decrease) in net assets from operations	$5,804	$80,001	$116,054	$2,449	$5,505

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund
INVESTMENT INCOME:
Dividends	$—	$4,318	$—	$1,664	$177

EXPENSES:
Mortality and expense risk fees	21	1,900	6,155	614	84
Other expense fees	3	294	985	96	10
Total expenses	24	2,194	7,140	710	94

Net investment income (loss)	(24)	2,124	(7,140)	954	83

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	161	6,003	66,708	—	—
Net realized gain (loss) from sales of investments	7	(624)	9,670	(174)	(246)
Net realized gain (loss)	168	5,379	76,378	(174)	(246)
Change in unrealized gain (loss)	487	(18,506)	146,041	(1,534)	276
Net realized and unrealized gain (loss)	655	(13,127)	222,419	(1,708)	30
Net increase (decrease) in net assets from operations	$631	$(11,003)	$215,279	$(754)	$113

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
INVESTMENT INCOME:
Dividends	$12,333	$53,725	$3,355	$—	$4,471

EXPENSES:
Mortality and expense risk fees	7,663	56,706	15,407	26,223	8,260
Other expense fees	1,226	9,046	2,429	4,196	1,322
Total expenses	8,889	65,752	17,836	30,419	9,582

Net investment income (loss)	3,444	(12,027)	(14,481)	(30,419)	(5,111)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	5,482	318,508	—	423,269	—
Net realized gain (loss) from sales of investments	20,449	287,714	—	(51,817)	(640)
Net realized gain (loss)	25,931	606,222	—	371,452	(640)
Change in unrealized gain (loss)	15,653	76,698	—	441,583	(161)
Net realized and unrealized gain (loss)	41,584	682,920	—	813,035	(801)
Net increase (decrease) in net assets from operations	$45,028	$670,893	$(14,481)	$782,616	$(5,912)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
INVESTMENT INCOME:
Dividends	$11,066	$8,089	$—	$15,663	$—

EXPENSES:
Mortality and expense risk fees	10,627	23,625	53,576	30,264	647
Other expense fees	1,700	3,780	8,572	4,842	103
Total expenses	12,327	27,405	62,148	35,106	750

Net investment income (loss)	(1,261)	(19,316)	(62,148)	(19,443)	(750)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	30,094	379,485	105,153	8,130
Net realized gain (loss) from sales of investments	(25,761)	(10,328)	76,428	26,040	363
Net realized gain (loss)	(25,761)	19,766	455,913	131,193	8,493
Change in unrealized gain (loss)	62,813	122,750	1,047,030	256,139	8,259
Net realized and unrealized gain (loss)	37,052	142,516	1,502,943	387,332	16,752
Net increase (decrease) in net assets from operations	$35,791	$123,200	$1,440,795	$367,889	$16,002

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. Main Street Fund
INVESTMENT INCOME:
Dividends	$178	$—	$936	$2,195	$668

EXPENSES:
Mortality and expense risk fees	122	137	2,836	524	907
Other expense fees	19	22	454	84	145
Total expenses	141	159	3,290	608	1,052

Net investment income (loss)	37	(159)	(2,354)	1,587	(384)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	224	—	7,763	—	5,657
Net realized gain (loss) from sales of investments	159	19	12,345	(1,703)	4,287
Net realized gain (loss)	383	19	20,108	(1,703)	9,944
Change in unrealized gain (loss)	782	6,259	35,915	(510)	(2,189)
Net realized and unrealized gain (loss)	1,165	6,278	56,023	(2,213)	7,755
Net increase (decrease) in net assets from operations	$1,202	$6,119	$53,669	$(626)	$7,371

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund
INVESTMENT INCOME:
Dividends	$249	$2,193	$923	$164	$104

EXPENSES:
Mortality and expense risk fees	4,320	2,072	3,929	33	54
Other expense fees	686	332	629	4	7
Total expenses	5,006	2,404	4,558	37	61

Net investment income (loss)	(4,757)	(211)	(3,635)	127	43

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	26,010	37,826	7,025	—	100
Net realized gain (loss) from sales of investments	10,592	941	10,063	(9)	4
Net realized gain (loss)	36,602	38,767	17,088	(9)	104
Change in unrealized gain (loss)	90,696	(20,089)	23,060	(67)	407
Net realized and unrealized gain (loss)	127,298	18,678	40,148	(76)	511
Net increase (decrease) in net assets from operations	$122,541	$18,467	$36,513	$51	$554

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	Invesco V.I. Mid Cap Growth Fund (a)	Invesco V.I. Value Opportunities Fund	Janus Henderson Research Portfolio	LVIP BlackRock Advantage Allocation Fund	MFS® Mid Cap Growth Series
INVESTMENT INCOME:
Dividends	$—	$60	$830	$1,729	$—

EXPENSES:
Mortality and expense risk fees	58	830	4,849	1,285	736
Other expense fees	9	133	776	154	118
Total expenses	67	963	5,625	1,439	854

Net investment income (loss)	(67)	(903)	(4,795)	290	(854)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	4,181	3,117	33,663	6,575	6,378
Net realized gain (loss) from sales of investments	(4,425)	(930)	43,999	(1,373)	589
Net realized gain (loss)	(244)	2,187	77,662	5,202	6,967
Change in unrealized gain (loss)	(538)	3,030	32,952	5,784	13,486
Net realized and unrealized gain (loss)	(782)	5,217	110,614	10,986	20,453
Net increase (decrease) in net assets from operations	$(849)	$4,314	$105,819	$11,276	$19,599

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio
INVESTMENT INCOME:
Dividends	$—	$5,476	$2,988	$32	$6,560

EXPENSES:
Mortality and expense risk fees	420	3,297	1,671	49	5,350
Other expense fees	67	528	267	6	856
Total expenses	487	3,825	1,938	55	6,206

Net investment income (loss)	(487)	1,651	1,050	(23)	354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	3,491	7,131	3,536	109	106,684
Net realized gain (loss) from sales of investments	2,064	1,389	361	(345)	(11,137)
Net realized gain (loss)	5,555	8,520	3,897	(236)	95,547
Change in unrealized gain (loss)	8,105	10,816	1,027	38	(138,348)
Net realized and unrealized gain (loss)	13,660	19,336	4,924	(198)	(42,801)
Net increase (decrease) in net assets from operations	$13,173	$20,987	$5,974	$(221)	$(42,447)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2020

T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends	$2,292

EXPENSES:
Mortality and expense risk fees	5,638
Other expense fees	902
Total expenses	6,540

Net investment income (loss)	(4,248)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	17,826
Net realized gain (loss) from sales of investments	29,656
Net realized gain (loss)	47,482
Change in unrealized gain (loss)	10,497
Net realized and unrealized gain (loss)	57,979
Net increase (decrease) in net assets from operations	$53,731

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	AB VPS Global Thematic Growth Portfolio		AB VPS Growth and Income Portfolio		AB VPS Large Cap Growth Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(43)	$(45)	$(972)	$(3,845)	$(5,081)	$(4,831)
Net realized gain (loss)	409	213	50,751	125,824	74,838	79,605
Change in unrealized gain (loss)	957	611	(53,622)	58,888	35,693	19,042
Net increase (decrease) in net assets from operations	1,323	779	(3,843)	180,867	105,450	93,816

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	3,234	1,904	—	—
Terminations and withdrawals	—	—	(34,488)	(47,169)	(62,464)	(55,220)
Contract benefits	—	—	—	(16,092)	—	(26,655)
Contract charges	(3)	—	(8,103)	(296)	(5,840)	(138)
Net transfers between Sub-Accounts	—	—	(67,260)	81,202	24,079	(14,207)
Other transfers from (to) the General Account	—	(2)	72	36	53	4
Net increase (decrease) in net assets from Contract transactions	(3)	(2)	(106,545)	19,585	(44,172)	(96,216)
Net increase (decrease) in net assets	1,320	777	(110,388)	200,452	61,278	(2,400)

NET ASSETS:
Beginning of year	3,581	2,804	1,026,233	825,781	320,726	323,126
End of year	$4,901	$3,581	$915,845	$1,026,233	$382,004	$320,726

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	AB VPS Small/Mid Cap Value Portfolio		Alger Capital Appreciation Portfolio		Alger Mid Cap Growth Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,496)	$(3,361)	$(379)	$(295)	$(86)	$(68)
Net realized gain (loss)	10,329	36,139	4,153	2,506	894	540
Change in unrealized gain (loss)	(2,383)	14,826	5,208	3,172	2,276	598
Net increase (decrease) in net assets from operations	6,450	47,604	8,982	5,383	3,084	1,070

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,686	1,986	182	198	72	78
Terminations and withdrawals	(1,966)	(70,755)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(54)	(71)	(23)	(18)	(5)	(4)
Net transfers between Sub-Accounts	4,098	544	—	—	—	—
Other transfers from (to) the General Account	(43)	14	(1)	1	(2)	(1)
Net increase (decrease) in net assets from Contract transactions	4,721	(68,282)	158	181	65	73
Net increase (decrease) in net assets	11,171	(20,678)	9,140	5,564	3,149	1,143

NET ASSETS:
Beginning of year	270,639	291,317	22,508	16,944	4,905	3,762
End of year	$281,810	$270,639	$31,648	$22,508	$8,054	$4,905

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Delaware VIP Emerging Markets Series		Delaware VIP High Yield Series		Delaware VIP International Series_(a)
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(9)	$(8)	$4,881	$5,916	$(438)	$—
Net realized gain (loss)	29	30	(2,327)	(1,056)	121	—
Change in unrealized gain (loss)	301	217	2,970	10,744	9,795	—
Net increase (decrease) in net assets from operations	321	239	5,524	15,604	9,478	—

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	110	120	10	—
Terminations and withdrawals	—	—	(12,230)	(6,188)	(3,360)	—
Contract benefits	—	—	—	—	—	—
Contract charges	(2)	(1)	(129)	(125)	(12)	—
Net transfers between Sub-Accounts	—	—	(3,967)	(164)	545,875	—
Other transfers from (to) the General Account	(1)	(1)	—	1	—	—
Net increase (decrease) in net assets from Contract transactions	(3)	(2)	(16,216)	(6,356)	542,513	—
Net increase (decrease) in net assets	318	237	(10,692)	9,248	551,991	—

NET ASSETS:
Beginning of year	1,376	1,139	116,966	107,718	—	—
End of year	$1,694	$1,376	$106,274	$116,966	$551,991	$—

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Delaware VIP International Value Equity Series_(a)		Delaware VIP Limited-Term Diversified Income Series		Delaware VIP REIT Series
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$9,115	$5,588	$1,085	$3,638	$129	$149
Net realized gain (loss)	(22,969)	3,634	159	(50)	775	23
Change in unrealized gain (loss)	31,034	102,060	6,667	6,663	(3,734)	4,476
Net increase (decrease) in net assets from operations	17,180	111,282	7,911	10,251	(2,830)	4,648

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,710	2,026	—	—	110	120
Terminations and withdrawals	(88,853)	(49,549)	—	—	—	—
Contract benefits	—	(22,586)	—	(7,561)	—	—
Contract charges	(3,049)	(269)	(6,929)	(12)	(14)	(18)
Net transfers between Sub-Accounts	(630,273)	3,637	1,704	1,236	(2,057)	—
Other transfers from (to) the General Account	680	4	(51)	(67)	(1)	—
Net increase (decrease) in net assets from Contract transactions	(718,785)	(66,737)	(5,276)	(6,404)	(1,962)	102
Net increase (decrease) in net assets	(701,605)	44,545	2,635	3,847	(4,792)	4,750

NET ASSETS:
Beginning of year	701,605	657,060	280,761	276,914	23,306	18,556
End of year	$—	$701,605	$283,396	$280,761	$18,514	$23,306

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Delaware VIP Small Cap Value Series		Delaware VIP Smid Cap Core Series Service Class		Delaware VIP Smid Cap Core Series Standard Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(222)	$(1,622)	$(1,644)	$(1,536)	$(5,096)	$(5,268)
Net realized gain (loss)	23,358	37,009	2,542	1,885	12,469	32,011
Change in unrealized gain (loss)	(38,592)	67,580	19,343	35,330	55,131	117,636
Net increase (decrease) in net assets from operations	(15,456)	102,967	20,241	35,679	62,504	144,379

FROM CONTRACT TRANSACTIONS:
Net purchase payments	360	390	311	311	792	858
Terminations and withdrawals	(1,283)	(1,400)	(6,237)	(7,207)	(1,873)	(1,930)
Contract benefits	—	—	—	(15,638)	—	—
Contract charges	(64)	(62)	(59)	(64)	(216)	(208)
Net transfers between Sub-Accounts	1,677	491	37,697	(32,866)	(1,933)	(31)
Other transfers from (to) the General Account	1	—	1	—	1	(1)
Net increase (decrease) in net assets from Contract transactions	691	(581)	31,713	(55,464)	(3,229)	(1,312)
Net increase (decrease) in net assets	(14,765)	102,386	51,954	(19,785)	59,275	143,067

NET ASSETS:
Beginning of year	493,442	391,056	133,008	152,793	662,621	519,554
End of year	$478,677	$493,442	$184,962	$133,008	$721,896	$662,621

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Delaware VIP U.S. Growth Series		Delaware VIP Value Series		DWS Capital Growth VIP
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(262)	$(233)	$2,593	$1,380	$(2,211)	$(2,846)
Net realized gain (loss)	1,172	2,621	22,339	42,690	89,090	32,772
Change in unrealized gain (loss)	5,452	1,068	(36,013)	29,777	(8,718)	49,699
Net increase (decrease) in net assets from operations	6,362	3,456	(11,081)	73,847	78,161	79,625

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	—	—	331	319
Terminations and withdrawals	—	—	(16,067)	(22,462)	(198,185)	(7,712)
Contract benefits	—	—	—	(11,370)	—	—
Contract charges	(21)	(19)	(10,428)	(167)	(124)	(128)
Net transfers between Sub-Accounts	(2,210)	(445)	3,926	1,203	(3,213)	(1,433)
Other transfers from (to) the General Account	(1)	—	(88)	—	225	(1)
Net increase (decrease) in net assets from Contract transactions	(2,232)	(464)	(22,657)	(32,796)	(200,966)	(8,955)
Net increase (decrease) in net assets	4,130	2,992	(33,738)	41,051	(122,805)	70,670

NET ASSETS:
Beginning of year	16,736	13,744	458,081	417,030	299,553	228,883
End of year	$20,866	$16,736	$424,343	$458,081	$176,748	$299,553

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	DWS CROCI® U.S. VIP		Eaton Vance VT Floating-Rate Income Fund		Fidelity VIP Asset ManagerSM Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$1,279	$668	$719	$1,519	$(1,138)	$2,035
Net realized gain (loss)	5,830	13,391	(2,395)	(44)	20,635	24,101
Change in unrealized gain (loss)	(29,854)	26,087	(236)	1,383	51,660	65,243
Net increase (decrease) in net assets from operations	(22,745)	40,146	(1,912)	2,858	71,157	91,379

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	38	821	500	—
Terminations and withdrawals	(15,336)	(5,628)	(946)	(2,764)	(16,288)	(21,137)
Contract benefits	—	—	—	—	—	—
Contract charges	(78)	(96)	(13)	(24)	(2,785)	(418)
Net transfers between Sub-Accounts	4,227	(942)	(16,354)	(2)	(150,525)	570
Other transfers from (to) the General Account	(267)	—	(16)	(32)	369	477
Net increase (decrease) in net assets from Contract transactions	(11,454)	(6,666)	(17,291)	(2,001)	(168,729)	(20,508)
Net increase (decrease) in net assets	(34,199)	33,480	(19,203)	857	(97,572)	70,871

NET ASSETS:
Beginning of year	164,192	130,712	53,156	52,299	633,416	562,545
End of year	$129,993	$164,192	$33,953	$53,156	$535,844	$633,416

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Contrafund® Portfolio		Fidelity VIP Equity-Income Portfolio		Fidelity VIP Growth Opportunities Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(17,257)	$(13,475)	$10,095	$16,664	$(1,031)	$(826)
Net realized gain (loss)	59,448	141,547	167,572	227,949	9,725	24,581
Change in unrealized gain (loss)	280,686	146,003	(42,804)	506,634	24,895	(3,204)
Net increase (decrease) in net assets from operations	322,877	274,075	134,863	751,247	33,589	20,551

FROM CONTRACT TRANSACTIONS:
Net purchase payments	7,682	8,837	13,574	13,308	—	—
Terminations and withdrawals	(34,355)	(86,851)	(441,585)	(318,825)	(637)	(2,616)
Contract benefits	—	—	—	(27,063)	—	(960)
Contract charges	(521)	(238)	(7,228)	(1,933)	(818)	(39)
Net transfers between Sub-Accounts	(117,865)	34,698	(96,415)	(124,439)	24,122	(38,306)
Other transfers from (to) the General Account	459	882	4,626	463	—	—
Net increase (decrease) in net assets from Contract transactions	(144,600)	(42,672)	(527,028)	(458,489)	22,667	(41,921)
Net increase (decrease) in net assets	178,277	231,403	(392,165)	292,758	56,256	(21,370)

NET ASSETS:
Beginning of year	1,190,228	958,825	3,406,187	3,113,429	54,755	76,125
End of year	$1,368,505	$1,190,228	$3,014,022	$3,406,187	$111,011	$54,755

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Growth Portfolio		Fidelity VIP High Income Portfolio		Fidelity VIP Mid Cap Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(85,079)	$(65,305)	$26,879	$29,938	$(4,841)	$(4,079)
Net realized gain (loss)	1,028,854	526,062	(12,175)	(3,898)	184	58,690
Change in unrealized gain (loss)	1,222,162	1,038,638	(8,900)	78,211	84,658	40,934
Net increase (decrease) in net assets from operations	2,165,937	1,499,395	5,804	104,251	80,001	95,545

FROM CONTRACT TRANSACTIONS:
Net purchase payments	13,366	13,807	620	120	5,000	5,000
Terminations and withdrawals	(619,079)	(339,285)	(99,033)	(77,981)	(3,948)	(58,427)
Contract benefits	—	(2,033)	—	(2,475)	—	—
Contract charges	(10,062)	(3,174)	(1,369)	(457)	(97)	(115)
Net transfers between Sub-Accounts	(369,883)	(139,455)	(10,991)	5,061	(3,873)	(31,538)
Other transfers from (to) the General Account	2,745	2,642	721	589	396	848
Net increase (decrease) in net assets from Contract transactions	(982,913)	(467,498)	(110,052)	(75,143)	(2,522)	(84,232)
Net increase (decrease) in net assets	1,183,024	1,031,897	(104,248)	29,108	77,479	11,313

NET ASSETS:
Beginning of year	5,811,566	4,779,669	830,148	801,040	496,230	484,917
End of year	$6,994,590	$5,811,566	$725,900	$830,148	$573,709	$496,230

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Overseas Portfolio		Fidelity VIP Value Strategies Portfolio		FT VIP Franklin Growth and Income VIP Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(8,971)	$2,363	$(133)	$(175)	$2,935	$990
Net realized gain (loss)	41,617	45,321	1,794	8,166	27,778	9,756
Change in unrealized gain (loss)	83,408	155,680	788	5,651	(25,208)	17,334
Net increase (decrease) in net assets from operations	116,054	203,364	2,449	13,642	5,505	28,080

FROM CONTRACT TRANSACTIONS:
Net purchase payments	6,119	6,721	750	810	2,600	1,900
Terminations and withdrawals	(65,859)	(37,352)	(710)	(21,169)	(7,677)	(3,395)
Contract benefits	—	(1,501)	—	—	—	—
Contract charges	(352)	(397)	(271)	(39)	(46)	(51)
Net transfers between Sub-Accounts	(63,943)	(18,637)	(509)	(2,150)	361	(18,976)
Other transfers from (to) the General Account	547	246	—	57	1	1
Net increase (decrease) in net assets from Contract transactions	(123,488)	(50,920)	(740)	(22,491)	(4,761)	(20,521)
Net increase (decrease) in net assets	(7,434)	152,444	1,709	(8,849)	744	7,559

NET ASSETS:
Beginning of year	955,677	803,233	36,948	45,797	138,851	131,292
End of year	$948,243	$955,677	$38,657	$36,948	$139,595	$138,851

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	FT VIP Franklin Large Cap Growth VIP Fund		FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Small-Mid Cap Growth VIP Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(24)	$(20)	$2,124	$568	$(7,140)	$(6,265)
Net realized gain (loss)	168	179	5,379	17,052	76,378	58,113
Change in unrealized gain (loss)	487	208	(18,506)	14,876	146,041	55,051
Net increase (decrease) in net assets from operations	631	367	(11,003)	32,496	215,279	106,899

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	2,960	2,290	7,074	7,824
Terminations and withdrawals	—	—	(3,323)	(5,235)	(103,824)	(21,745)
Contract benefits	—	—	—	—	—	(809)
Contract charges	(2)	(2)	(234)	(75)	(115)	(102)
Net transfers between Sub-Accounts	—	—	452	(17,362)	(29,355)	(1,269)
Other transfers from (to) the General Account	1	(1)	430	434	640	(28)
Net increase (decrease) in net assets from Contract transactions	(1)	(3)	285	(19,948)	(125,580)	(16,129)
Net increase (decrease) in net assets	630	364	(10,718)	12,548	89,699	90,770

NET ASSETS:
Beginning of year	1,484	1,120	178,453	165,905	455,298	364,528
End of year	$2,114	$1,484	$167,735	$178,453	$544,997	$455,298

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	FT VIP Templeton Foreign VIP Fund		FT VIP Templeton Growth VIP Fund		Goldman Sachs VIT Core Fixed Income Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$954	$177	$83	$105	$3,444	$7,009
Net realized gain (loss)	(174)	(200)	(246)	1,467	25,931	5,670
Change in unrealized gain (loss)	(1,534)	6,075	276	(587)	15,653	35,455
Net increase (decrease) in net assets from operations	(754)	6,052	113	985	45,028	48,134

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,226	1,315	182	198	2,856	3,720
Terminations and withdrawals	(385)	(15,140)	—	—	(117,679)	(74,149)
Contract benefits	—	—	—	—	—	(22,158)
Contract charges	(19)	(22)	(9)	(9)	(1,503)	(514)
Net transfers between Sub-Accounts	2,022	40	(1,685)	—	14,497	(36,289)
Other transfers from (to) the General Account	—	59	—	—	451	(3)
Net increase (decrease) in net assets from Contract transactions	2,844	(13,748)	(1,512)	189	(101,378)	(129,393)
Net increase (decrease) in net assets	2,090	(7,696)	(1,399)	1,174	(56,350)	(81,259)

NET ASSETS:
Beginning of year	54,750	62,446	8,356	7,182	603,873	685,132
End of year	$56,840	$54,750	$6,957	$8,356	$547,523	$603,873

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT Equity Index Fund		Goldman Sachs VIT Government Money Market Fund		Goldman Sachs VIT Growth Opportunities Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(12,027)	$(335)	$(14,481)	$4,540	$(30,419)	$(27,086)
Net realized gain (loss)	606,222	460,834	—	—	371,452	319,297
Change in unrealized gain (loss)	76,698	688,200	—	—	441,583	205,940
Net increase (decrease) in net assets from operations	670,893	1,148,699	(14,481)	4,540	782,616	498,151

FROM CONTRACT TRANSACTIONS:
Net purchase payments	7,594	7,354	16,631	20,545	1,152	1,872
Terminations and withdrawals	(532,596)	(319,177)	(208,629)	(118,175)	(112,366)	(117,613)
Contract benefits	—	(44,012)	—	(12,179)	—	(4,378)
Contract charges	(52,195)	(2,325)	(23,394)	(1,068)	(2,365)	(840)
Net transfers between Sub-Accounts	(199,184)	(24,467)	153,743	202,698	(67,078)	(9,199)
Other transfers from (to) the General Account	939	899	54	(50)	(41)	(247)
Net increase (decrease) in net assets from Contract transactions	(775,442)	(381,728)	(61,595)	91,771	(180,698)	(130,405)
Net increase (decrease) in net assets	(104,549)	766,971	(76,076)	96,311	601,918	367,746

NET ASSETS:
Beginning of year	4,863,049	4,096,078	1,252,964	1,156,653	1,952,027	1,584,281
End of year	$4,758,500	$4,863,049	$1,176,888	$1,252,964	$2,553,945	$1,952,027

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT High Quality Floating Rate Fund		Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Value Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(5,111)	$4,388	$(1,261)	$6,402	$(19,316)	$(18,882)
Net realized gain (loss)	(640)	(256)	(25,761)	(14,021)	19,766	70,281
Change in unrealized gain (loss)	(161)	(283)	62,813	149,297	122,750	467,628
Net increase (decrease) in net assets from operations	(5,912)	3,849	35,791	141,678	123,200	519,027

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,356	3,220	678	588	920	1,725
Terminations and withdrawals	(21,676)	(63,179)	(77,505)	(83,202)	(90,882)	(175,270)
Contract benefits	—	(15,216)	—	(1,313)	—	—
Contract charges	(4,976)	(336)	(4,260)	(435)	(9,639)	(1,111)
Net transfers between Sub-Accounts	(21,484)	7,744	453	20,352	(33,127)	(34,845)
Other transfers from (to) the General Account	(8)	(3)	24	144	665	546
Net increase (decrease) in net assets from Contract transactions	(45,788)	(67,770)	(80,610)	(63,866)	(132,063)	(208,955)
Net increase (decrease) in net assets	(51,700)	(63,921)	(44,819)	77,812	(8,863)	310,072

NET ASSETS:
Beginning of year	679,279	743,200	960,679	882,867	2,151,557	1,841,485
End of year	$627,579	$679,279	$915,860	$960,679	$2,142,694	$2,151,557

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT Strategic Growth Fund		Goldman Sachs VIT U.S. Equity Insights Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(62,148)	$(53,081)	$(19,443)	$(9,571)	$(750)	$(615)
Net realized gain (loss)	455,913	413,212	131,193	99,632	8,493	4,286
Change in unrealized gain (loss)	1,047,030	704,183	256,139	381,902	8,259	8,281
Net increase (decrease) in net assets from operations	1,440,795	1,064,314	367,889	471,963	16,002	11,952

FROM CONTRACT TRANSACTIONS:
Net purchase payments	7,463	8,269	13,533	13,115	—	—
Terminations and withdrawals	(179,221)	(287,480)	(119,492)	(130,131)	(402)	(408)
Contract benefits	—	(2,866)	—	(48,015)	—	—
Contract charges	(21,376)	(2,287)	(32,539)	(1,207)	(7)	(6)
Net transfers between Sub-Accounts	(232,973)	(52,186)	(7,960)	109,248	(18)	(2)
Other transfers from (to) the General Account	(154)	859	920	591	—	(1)
Net increase (decrease) in net assets from Contract transactions	(426,261)	(335,691)	(145,538)	(56,399)	(427)	(417)
Net increase (decrease) in net assets	1,014,534	728,623	222,351	415,564	15,575	11,535

NET ASSETS:
Beginning of year	4,027,535	3,298,912	2,457,795	2,042,231	46,977	35,442
End of year	$5,042,069	$4,027,535	$2,680,146	$2,457,795	$62,552	$46,977

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco Oppenheimer V.I. Conservative Balanced Fund		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)		Invesco Oppenheimer V.I. Global Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$37	$72	$(159)	$—	$(2,354)	$(1,921)
Net realized gain (loss)	383	439	19	—	20,108	41,808
Change in unrealized gain (loss)	782	1,035	6,259	—	35,915	19,113
Net increase (decrease) in net assets from operations	1,202	1,546	6,119	—	53,669	59,000

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	—	—	115	115
Terminations and withdrawals	(325)	(2,383)	—	—	(1,698)	(31,497)
Contract benefits	—	—	—	—	—	—
Contract charges	(8)	(7)	—	—	(344)	(88)
Net transfers between Sub-Accounts	(267)	(369)	13,192	—	(37,020)	309
Other transfers from (to) the General Account	(1)	—	12	—	152	153
Net increase (decrease) in net assets from Contract transactions	(601)	(2,759)	13,204	—	(38,795)	(31,008)
Net increase (decrease) in net assets	601	(1,213)	19,323	—	14,874	27,992

NET ASSETS:
Beginning of year	9,624	10,837	—	—	239,887	211,895
End of year	$10,225	$9,624	$19,323	$—	$254,761	$239,887

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco Oppenheimer V.I. Global Strategic Income Fund		Invesco Oppenheimer V.I. Main Street Fund		Invesco V.I. American Franchise Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$1,587	$1,117	$(384)	$(541)	$(4,757)	$(4,286)
Net realized gain (loss)	(1,703)	(765)	9,944	14,909	36,602	51,095
Change in unrealized gain (loss)	(510)	4,393	(2,189)	7,240	90,696	40,118
Net increase (decrease) in net assets from operations	(626)	4,745	7,371	21,608	122,541	86,927

FROM CONTRACT TRANSACTIONS:
Net purchase payments	96	96	96	96	360	390
Terminations and withdrawals	(441)	(1,813)	(378)	(10,649)	(18,326)	(2,938)
Contract benefits	—	—	—	—	—	(16,185)
Contract charges	(22)	(32)	(35)	(35)	(67)	(63)
Net transfers between Sub-Accounts	(5,013)	(8,318)	(30,299)	(100)	(5,689)	(2,095)
Other transfers from (to) the General Account	1	—	197	195	4	2
Net increase (decrease) in net assets from Contract transactions	(5,379)	(10,067)	(30,419)	(10,493)	(23,718)	(20,889)
Net increase (decrease) in net assets	(6,005)	(5,322)	(23,048)	11,115	98,823	66,038

NET ASSETS:
Beginning of year	48,870	54,192	86,408	75,293	323,670	257,632
End of year	$42,865	$48,870	$63,360	$86,408	$422,493	$323,670

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco V.I. Core Equity Fund		Invesco V.I. Health Care Fund		Invesco V.I. High Yield Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(211)	$(858)	$(3,635)	$(4,391)	$127	$126
Net realized gain (loss)	38,767	20,970	17,088	10,241	(9)	(2)
Change in unrealized gain (loss)	(20,089)	19,002	23,060	78,039	(67)	187
Net increase (decrease) in net assets from operations	18,467	39,114	36,513	83,889	51	311

FROM CONTRACT TRANSACTIONS:
Net purchase payments	718	710	199	1,756	—	—
Terminations and withdrawals	(15,479)	(9,096)	(43,519)	(15,492)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(117)	(136)	(112)	(123)	(31)	(29)
Net transfers between Sub-Accounts	202	(1,212)	(8,527)	(10,771)	—	—
Other transfers from (to) the General Account	(289)	(15)	(71)	(12)	(1)	(1)
Net increase (decrease) in net assets from Contract transactions	(14,965)	(9,749)	(52,030)	(24,642)	(32)	(30)
Net increase (decrease) in net assets	3,502	29,365	(15,517)	59,247	19	281

NET ASSETS:
Beginning of year	176,338	146,973	341,813	282,566	2,899	2,618
End of year	$179,840	$176,338	$326,296	$341,813	$2,918	$2,899

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco V.I. International Growth Fund		Invesco V.I. Mid Cap Growth Fund_(a)		Invesco V.I. Value Opportunities Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$43	$7	$(67)	$(196)	$(903)	$(1,246)
Net realized gain (loss)	104	272	(244)	2,100	2,187	12,791
Change in unrealized gain (loss)	407	671	(538)	1,667	3,030	8,497
Net increase (decrease) in net assets from operations	554	950	(849)	3,571	4,314	20,042

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	—	—	5,000	5,000
Terminations and withdrawals	—	—	—	—	(3,393)	(24,773)
Contract benefits	—	—	—	—	—	—
Contract charges	(4)	(5)	—	—	(20)	(25)
Net transfers between Sub-Accounts	—	—	(13,682)	(242)	145	(1,694)
Other transfers from (to) the General Account	1	(1)	—	—	(11)	6
Net increase (decrease) in net assets from Contract transactions	(3)	(6)	(13,682)	(242)	1,721	(21,486)
Net increase (decrease) in net assets	551	944	(14,531)	3,329	6,035	(1,444)

NET ASSETS:
Beginning of year	4,491	3,547	14,531	11,202	75,980	77,424
End of year	$5,042	$4,491	$—	$14,531	$82,015	$75,980

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Janus Henderson Research Portfolio		LVIP BlackRock Advantage Allocation Fund		MFS® Mid Cap Growth Series
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(4,795)	$(4,272)	$290	$1,155	$(854)	$(566)
Net realized gain (loss)	77,662	51,299	5,202	3,545	6,967	6,661
Change in unrealized gain (loss)	32,952	57,362	5,784	9,690	13,486	5,533
Net increase (decrease) in net assets from operations	105,819	104,389	11,276	14,390	19,599	11,628

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,865	2,155	110	120	48	48
Terminations and withdrawals	(116,454)	(3,219)	(1,080)	(966)	(1,145)	(2,500)
Contract benefits	—	(23,432)	—	(8,851)	—	—
Contract charges	(101)	(102)	(9,119)	(38)	(7)	(8)
Net transfers between Sub-Accounts	(5,382)	(12,503)	2,296	1,627	36,325	(2,069)
Other transfers from (to) the General Account	439	—	(46)	(1)	1	—
Net increase (decrease) in net assets from Contract transactions	(118,633)	(37,101)	(7,839)	(8,109)	35,222	(4,529)
Net increase (decrease) in net assets	(12,814)	67,288	3,437	6,281	54,821	7,099

NET ASSETS:
Beginning of year	396,213	328,925	105,043	98,762	40,168	33,069
End of year	$383,399	$396,213	$108,480	$105,043	$94,989	$40,168

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	MFS® New Discovery Series		MFS® Total Return Series		MFS® Utilities Series
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(487)	$(689)	$1,651	$1,705	$1,050	$5,867
Net realized gain (loss)	5,555	12,261	8,520	11,434	3,897	26,075
Change in unrealized gain (loss)	8,105	4,193	10,816	30,518	1,027	10,818
Net increase (decrease) in net assets from operations	13,173	15,765	20,987	43,657	5,974	42,760

FROM CONTRACT TRANSACTIONS:
Net purchase payments	29	29	1,034	1,109	2,600	1,900
Terminations and withdrawals	(10,144)	(19,736)	(6,885)	(9,826)	(72)	(103,483)
Contract benefits	—	—	—	—	—	—
Contract charges	(45)	(49)	(67)	(71)	(23)	(25)
Net transfers between Sub-Accounts	(2,366)	(4,546)	6,521	(15,248)	(4)	(2,322)
Other transfers from (to) the General Account	—	—	1	1	(1)	—
Net increase (decrease) in net assets from Contract transactions	(12,526)	(24,302)	604	(24,035)	2,500	(103,930)
Net increase (decrease) in net assets	647	(8,537)	21,591	19,622	8,474	(61,170)

NET ASSETS:
Beginning of year	40,289	48,826	270,452	250,830	139,290	200,460
End of year	$40,936	$40,289	$292,043	$270,452	$147,764	$139,290

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Pioneer Mid Cap Value VCT Portfolio		Pioneer Real Estate Shares VCT Portfolio		T. Rowe Price International Stock Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(23)	$(19)	$354	$2,254	$(4,248)	$3,835
Net realized gain (loss)	(236)	287	95,547	123,767	47,482	31,188
Change in unrealized gain (loss)	38	867	(138,348)	(21,665)	10,497	75,287
Net increase (decrease) in net assets from operations	(221)	1,135	(42,447)	104,356	53,731	110,310

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	2,600	1,900	521	2,000
Terminations and withdrawals	(174)	(176)	(8,094)	(18,969)	(95,745)	(41,405)
Contract benefits	—	—	—	—	—	(1,437)
Contract charges	(3)	(2)	(72)	(82)	(2,233)	(279)
Net transfers between Sub-Accounts	(1,219)	—	4,738	(3,552)	1,540	(40,818)
Other transfers from (to) the General Account	—	1	(2)	—	1,412	527
Net increase (decrease) in net assets from Contract transactions	(1,396)	(177)	(830)	(20,703)	(94,505)	(81,412)
Net increase (decrease) in net assets	(1,617)	958	(43,277)	83,653	(40,774)	28,898

NET ASSETS:
Beginning of year	5,343	4,385	485,619	401,966	489,297	460,399
End of year	$3,726	$5,343	$442,342	$485,619	$448,523	$489,297

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 1 - Organization

Separate Acct VA K of First Allmerica Financial Life Ins Co (“Separate Account VA-K“ or the “Separate Account”), which is a funding vehicle for the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company (“FAFLIC”), established on April 1, 1994, for the purpose of separating from the general assets of FAFLIC (the “General Account”) those assets used to fund the variable portion of certain variable annuity contracts (the “Contracts”) issued by FAFLIC. FAFLIC is the Sponsor of the Separate Account. FAFLIC is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company (“Commonwealth Annuity”). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited (“GAFG”), a Bermuda company.

FAFLIC is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, FAFLIC is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of FAFLIC, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-six Sub-Accounts were offered by the Separate Account during 2020, of which sixty-four had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2020. The two Sub-Accounts are as follows:

Sub-Accounts With No Activity
Alger Small Cap Growth Portfolio
FT VIP Franklin Small Cap Value VIP Fund
Each Sub-Account invests exclusively in one of the funds (“Underlying Funds”) that are part of the following fund groups:
Fund Group
AB Variable Products Series Fund, Inc.
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Delaware VIP Trust
Deutsche DWS Variable Series I
Deutsche DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
Lincoln Variable Insurance Products Trust
MFS® Variable Insurance Trust
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.
The Alger Portfolios

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 1 - Organization (Continued)

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in an Underlying Fund as follows:

Underlying Fund	Class
AB VPS Global Thematic Growth Portfolio	Class B
AB VPS Growth and Income Portfolio	Class B
AB VPS Large Cap Growth Portfolio	Class B
AB VPS Small/Mid Cap Value Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
Alger Mid Cap Growth Portfolio	Class I-2
Alger Small Cap Growth Portfolio	Class I-2
Delaware VIP Emerging Markets Series	Standard Class
Delaware VIP High Yield Series	Standard Class
Delaware VIP International Series	Standard Class
Delaware VIP International Value Equity Series	Standard Class
Delaware VIP Limited-Term Diversified Income Series	Standard Class
Delaware VIP REIT Series	Standard Class
Delaware VIP Small Cap Value Series	Standard Class
Delaware VIP Smid Cap Core Series	Service Class
Delaware VIP Smid Cap Core Series	Standard Class
Delaware VIP U.S. Growth Series	Standard Class
Delaware VIP Value Series	Standard Class
DWS Capital Growth VIP	Class A
DWS CROCI® U.S. VIP	Class A
Eaton Vance VT Floating-Rate Income Fund	—
Fidelity VIP Asset ManagerSM Portfolio	Initial Class
Fidelity VIP Contrafund® Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Initial Class
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Fidelity VIP Growth Portfolio	Initial Class
Fidelity VIP High Income Portfolio	Initial Class
Fidelity VIP Mid Cap Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Initial Class
Fidelity VIP Value Strategies Portfolio	Service Class 2
FT VIP Franklin Growth and Income VIP Fund	Class 2
FT VIP Franklin Large Cap Growth VIP Fund	Class 2
FT VIP Franklin Mutual Shares VIP Fund	Class 2
FT VIP Franklin Small Cap Value VIP Fund	Class 2
FT VIP Franklin Small-Mid Cap Growth VIP Fund	Class 2
FT VIP Templeton Foreign VIP Fund	Class 2
FT VIP Templeton Growth VIP Fund	Class 2
Goldman Sachs VIT Core Fixed Income Fund	Service Shares
Goldman Sachs VIT Equity Index Fund	Service Shares
Goldman Sachs VIT Government Money Market Fund	Service Shares
Goldman Sachs VIT Growth Opportunities Fund	Service Shares
Goldman Sachs VIT High Quality Floating Rate Fund	Service Shares
Goldman Sachs VIT International Equity Insights Fund	Service Shares
Goldman Sachs VIT Mid Cap Value Fund	Service Shares
Goldman Sachs VIT Strategic Growth Fund	Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares
Invesco Oppenheimer V.I. Capital Appreciation Fund	Series II
Invesco Oppenheimer V.I. Conservative Balanced Fund	Series II

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 1 - Organization (Continued)

Underlying Fund (Continued)	Class
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II
Invesco Oppenheimer V.I. Global Fund	Series II
Invesco Oppenheimer V.I. Global Strategic Income Fund	Series II
Invesco Oppenheimer V.I. Main Street Fund	Series II
Invesco V.I. American Franchise Fund	Series I Shares
Invesco V.I. Core Equity Fund	Series I Shares
Invesco V.I. Health Care Fund	Series I Shares
Invesco V.I. High Yield Fund	Series I Shares
Invesco V.I. International Growth Fund	Series I Shares
Invesco V.I. Mid Cap Growth Fund	Series II Shares
Invesco V.I. Value Opportunities Fund	Series II Shares
Janus Henderson Research Portfolio	Service Shares
LVIP BlackRock Advantage Allocation Fund	Standard Class
MFS® Mid Cap Growth Series	Service Class
MFS® New Discovery Series	Service Class
MFS® Total Return Series	Service Class
MFS® Utilities Series	Service Class
Pioneer Mid Cap Value VCT Portfolio	Class II
Pioneer Real Estate Shares VCT Portfolio	Class II
T. Rowe Price International Stock Portfolio	—
In 2020 the following Sub-Accounts were merged:
Date	Surviving Fund	Closed Fund
April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth Fund
December 11, 2020	Delaware VIP International Series	Delaware VIP International Value Equity Series

From time to time FAFLIC reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

Closed Sub-Account
Eaton Vance VT Floating-Rate Income Fund

Note 2 - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

FAFLIC management has evaluated events subsequent to December 31, 2020. Other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 2 - Summary of Significant Accounting Policies (Continued)

On February 1, 2021, KKR & Co. Inc., or together with its subsidiaries, “KKR,” completed the acquisition of GAFG by Magnolia Parent LLC (“Magnolia”), a KKR subsidiary, as contemplated by the Agreement and Plan of Merger, dated July 7, 2020 (as amended, the “Merger Agreement”), by and among GAFG, Global Atlantic Financial Life Limited, or “GAFLL,” Magnolia, Magnolia Merger Sub Limited (“Merger Sub”), LAMC LP, and Goldman Sachs & Co. LLC, solely in its capacity as the equity representative. At the closing of the transaction, or the “Closing,” Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the “GA Merger,” with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the “Life Merger” and, together with the GA Merger, the “Mergers.” In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or “TGAFG,” and became the new holding company of Global Atlantic’s business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and co-investments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share (“NAV”) of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument’s level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1	Inputs are unadjusted quoted prices in active markets to which FAFLIC had access at the measurement date for identical, unrestricted assets or liabilities.
Level 2

Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 2 - Summary of Significant Accounting Policies (Continued)

Level 3	Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase (“Payout Reserves”) involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, or 5.0 percent. The mortality risk is fully borne by FAFLIC and may result in greater amounts being transferred into the Separate Account by FAFLIC to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to FAFLIC.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account (“GPA”). The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by FAFLIC, which offers fixed rates of interest for specified periods.

Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account and GPA) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2020.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 3 - Expenses and Related Party Transactions

FAFLIC assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by FAFLIC is that annuitants may live for a longer time than anticipated, and that FAFLIC therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, FAFLIC offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. FAFLIC may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis. Contract fees may be waived by FAFLIC in certain cases at its discretion, and where permitted by law.

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account (“Unit Fair Value”) or deducted from individual Contracts (“Individual Contract”). Current fees and charges are summarized in the following table.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 3 - Expenses and Related Party Transactions (Continued)

	Allmerica Advantage and ExecAnnuity Plus	Allmerica Premier Choice	Delaware Golden Medallion	Delaware Medallion I, Delaware Medallion II and Delaware Medallion III
Mortality and Expense Risk
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Rate (Annual)	1.25%	1.30%	1.40%	1.25%

Administrative Expense
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Rate (Annual)	0.20%	0.20%	0.15%	0.15%

Contract Fee
Frequency	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract
Deduction Method	Individual Contract	Individual Contract	Individual Contract	Individual Contract
Maximum Annual Fee	$30	$30	$30	$30

Optional Rider Fees
Frequency	Monthly	N/A	N/A	Monthly
Deduction Method	Individual Contract	N/A	N/A	Individual Contract
Rate (Annual)	0.15% - 0.25%	N/A	N/A	0.15% - 0.25%

A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above summarize fees and charges. There are other fees and charges that may be assessed at the discretion of FAFLIC, in accordance with Contract terms.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 3 - Expenses and Related Party Transactions (Continued)

The Goldman Sachs Group, Inc. (“Goldman Sachs”) owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Variable Insurance Trust (“Goldman Sachs VIT”). During the year ended December 31, 2020, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

The Goldman Sachs VIT funds’ advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.16% to 0.87% of the fund’s average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate of 0.25% of the fund’s average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding

The changes in units outstanding were as follows:

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Global Thematic Growth Portfolio	—	(1)	(1)	—	(1)	(1)
AB VPS Growth and Income Portfolio	4,865	(49,306)	(44,441)	47,486	(39,925)	7,561
AB VPS Large Cap Growth Portfolio	32,642	(49,824)	(17,182)	3	(54,284)	(54,281)
AB VPS Small/Mid Cap Value Portfolio	3,434	(1,419)	2,015	1,503	(23,172)	(21,669)
Alger Capital Appreciation Portfolio	61	(6)	55	81	(6)	75
Alger Mid Cap Growth Portfolio	28	(2)	26	35	(2)	33
Delaware VIP Emerging Markets Series	—	(1)	(1)	—	—	—
Delaware VIP High Yield Series	123	(5,544)	(5,421)	49	(2,253)	(2,204)
Delaware VIP International Series_(a)	54,775	(512)	54,263	—	—	—
Delaware VIP International Value Equity Series_(a)	24,010	(249,750)	(225,740)	3,657	(26,562)	(22,905)
Delaware VIP Limited-Term Diversified Income Series	609	(3,185)	(2,576)	623	(3,836)	(3,213)
Delaware VIP REIT Series	25	(467)	(442)	24	(3)	21
Delaware VIP Small Cap Value Series	407	(254)	153	116	(185)	(69)
Delaware VIP Smid Cap Core Series Service Class	16,556	(3,140)	13,416	413	(23,078)	(22,665)
Delaware VIP Smid Cap Core Series Standard Class	251	(631)	(380)	139	(296)	(157)
Delaware VIP U.S. Growth Series	—	(901)	(901)	21	(242)	(221)
Delaware VIP Value Series	1,013	(4,765)	(3,752)	432	(5,308)	(4,876)
DWS Capital Growth VIP	3,829	(123,654)	(119,825)	489	(7,361)	(6,872)
DWS CROCI® U.S. VIP	2,633	(9,485)	(6,852)	383	(3,839)	(3,456)
Eaton Vance VT Floating-Rate Income Fund	110	(13,614)	(13,504)	665	(2,061)	(1,396)
Fidelity VIP Asset ManagerSM Portfolio	434	(45,465)	(45,031)	311	(6,542)	(6,231)
Fidelity VIP Contrafund® Portfolio	1,846	(36,530)	(34,684)	18,368	(32,420)	(14,052)

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding (Continued)

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity VIP Equity-Income Portfolio	52,429	(142,824)	(90,395)	2,343	(86,784)	(84,441)
Fidelity VIP Growth Opportunities Portfolio	9,258	(5,074)	4,184	99	(17,465)	(17,366)
Fidelity VIP Growth Portfolio	1,734	(112,224)	(110,490)	1,199	(65,942)	(64,743)
Fidelity VIP High Income Portfolio	27,482	(68,454)	(40,972)	4,293	(32,705)	(28,412)
Fidelity VIP Mid Cap Portfolio	1,541	(2,135)	(594)	1,527	(25,085)	(23,558)
Fidelity VIP Overseas Portfolio	6,949	(51,313)	(44,364)	3,119	(23,142)	(20,023)
Fidelity VIP Value Strategies Portfolio	617	(841)	(224)	404	(8,731)	(8,327)
FT VIP Franklin Growth and Income VIP Fund	1,170	(2,933)	(1,763)	819	(9,889)	(9,070)
FT VIP Franklin Large Cap Growth VIP Fund	—	—	—	—	(1)	(1)
FT VIP Franklin Mutual Shares VIP Fund	1,853	(1,539)	314	1,103	(10,701)	(9,598)
FT VIP Franklin Small-Mid Cap Growth VIP Fund	4,116	(55,668)	(51,552)	5,114	(13,926)	(8,812)
FT VIP Templeton Foreign VIP Fund	2,424	(251)	2,173	1,403	(9,970)	(8,567)
FT VIP Templeton Growth VIP Fund	111	(1,020)	(909)	113	(5)	108
Goldman Sachs VIT Core Fixed Income Fund	44,725	(85,348)	(40,623)	3,372	(59,264)	(55,892)
Goldman Sachs VIT Equity Index Fund	3,290	(106,795)	(103,505)	13,373	(69,854)	(56,481)
Goldman Sachs VIT Government Money Market Fund	149,834	(194,787)	(44,953)	175,246	(103,230)	72,016
Goldman Sachs VIT Growth Opportunities Fund	192	(15,591)	(15,399)	382	(14,294)	(13,912)
Goldman Sachs VIT High Quality Floating Rate Fund	7,632	(31,743)	(24,111)	5,726	(41,189)	(35,463)
Goldman Sachs VIT International Equity Insights Fund	19,489	(61,611)	(42,122)	9,911	(42,318)	(32,407)
Goldman Sachs VIT Mid Cap Value Fund	3,738	(22,421)	(18,683)	474	(30,594)	(30,120)
Goldman Sachs VIT Strategic Growth Fund	678	(61,343)	(60,665)	1,651	(61,642)	(59,991)
Goldman Sachs VIT U.S. Equity Insights Fund	5,999	(31,584)	(25,585)	24,176	(34,529)	(10,353)
Invesco Oppenheimer V.I. Capital Appreciation Fund	—	(152)	(152)	—	(185)	(185)
Invesco Oppenheimer V.I. Conservative Balanced Fund	128	(499)	(371)	—	(1,883)	(1,883)

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding (Continued)

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund_(a)	1,368	(49)	1,319	—	—	—
Invesco Oppenheimer V.I. Global Fund	256	(11,748)	(11,492)	312	(11,101)	(10,789)
Invesco Oppenheimer V.I. Global Strategic Income Fund	1,788	(16,542)	(14,754)	364	(23,033)	(22,669)
Invesco Oppenheimer V.I. Main Street Fund	77	(11,045)	(10,968)	89	(4,255)	(4,166)
Invesco V.I. American Franchise Fund	323	(10,387)	(10,064)	857	(11,341)	(10,484)
Invesco V.I. Core Equity Fund	1,862	(12,383)	(10,521)	552	(7,406)	(6,854)
Invesco V.I. Health Care Fund	1,059	(19,849)	(18,790)	1,538	(11,255)	(9,717)
Invesco V.I. High Yield Fund	—	(18)	(18)	—	(16)	(16)
Invesco V.I. International Growth Fund	—	(3)	(3)	—	(4)	(4)
Invesco V.I. Mid Cap Growth Fund_(a)	—	(5,417)	(5,417)	—	(98)	(98)
Invesco V.I. Value Opportunities Fund	3,968	(2,158)	1,810	3,282	(17,207)	(13,925)
Janus Henderson Research Portfolio	3,045	(61,720)	(58,675)	1,189	(25,241)	(24,052)
LVIP BlackRock Advantage Allocation Fund	582	(3,240)	(2,658)	618	(3,541)	(2,923)
MFS® Mid Cap Growth Series	11,757	(695)	11,062	98	(1,866)	(1,768)
MFS® New Discovery Series	200	(3,519)	(3,319)	36	(7,853)	(7,817)
MFS® Total Return Series	3,853	(3,792)	61	1,689	(13,812)	(12,123)
MFS® Utilities Series	594	(23)	571	422	(23,375)	(22,953)
Pioneer Mid Cap Value VCT Portfolio	—	(482)	(482)	—	(57)	(57)
Pioneer Real Estate Shares VCT Portfolio	2,520	(2,462)	58	574	(5,149)	(4,575)
T. Rowe Price International Stock Portfolio	25,097	(62,522)	(37,425)	2,297	(39,233)	(36,936)

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 5 - Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2020 were as follows:

Investment Portfolios	Purchases	Sales

AB VPS Global Thematic Growth Portfolio	$395	$63
AB VPS Growth and Income Portfolio	68,372	128,124
AB VPS Large Cap Growth Portfolio	101,278	121,031
AB VPS Small/Mid Cap Value Portfolio	21,217	6,656
Alger Capital Appreciation Portfolio	4,190	370
Alger Mid Cap Growth Portfolio	939	89
Delaware VIP Emerging Markets Series	34	21
Delaware VIP High Yield Series	6,610	17,945
Delaware VIP International Series (a)	547,667	5,592
Delaware VIP International Value Equity Series (a)	124,976	798,980
Delaware VIP Limited-Term Diversified Income Series	6,438	10,450
Delaware VIP REIT Series	1,531	2,320
Delaware VIP Small Cap Value Series	30,791	7,154
Delaware VIP Smid Cap Core Series Service Class	42,988	9,859
Delaware VIP Smid Cap Core Series Standard Class	18,404	12,787
Delaware VIP U.S. Growth Series	883	2,494
Delaware VIP Value Series	30,196	31,665
DWS Capital Growth VIP	27,837	210,919
DWS CROCI® U.S. VIP	14,145	17,240
Eaton Vance VT Floating-Rate Income Fund	1,394	17,966
Fidelity VIP Asset Manager℠ Portfolio	15,565	178,341
Fidelity VIP Contrafund® Portfolio	11,782	167,023
Fidelity VIP Equity-Income Portfolio	486,584	861,903
Fidelity VIP Growth Opportunities Portfolio	40,913	15,328
Fidelity VIP Growth Portfolio	609,070	1,083,317
Fidelity VIP High Income Portfolio	109,360	192,534
Fidelity VIP Mid Cap Portfolio	6,176	13,537
Fidelity VIP Overseas Portfolio	22,374	150,817
Fidelity VIP Value Strategies Portfolio	3,377	2,505
FT VIP Franklin Growth and Income VIP Fund	35,357	9,061
FT VIP Franklin Large Cap Growth VIP Fund	161	26
FT VIP Franklin Mutual Shares VIP Fund	13,533	5,121
FT VIP Franklin Small-Mid Cap Growth VIP Fund	74,373	140,386
FT VIP Templeton Foreign VIP Fund	4,723	924
FT VIP Templeton Growth VIP Fund	346	1,775
Goldman Sachs VIT Core Fixed Income Fund	128,969	221,421
Goldman Sachs VIT Equity Index Fund	386,210	855,170
Goldman Sachs VIT Government Money Market Fund	182,433	258,510
Goldman Sachs VIT Growth Opportunities Fund	424,060	211,908
Goldman Sachs VIT High Quality Floating Rate Fund	16,694	67,593
Goldman Sachs VIT International Equity Insights Fund	40,828	122,698
Goldman Sachs VIT Mid Cap Value Fund	54,765	176,051

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 5 - Purchases and Sales of Investments (Continued)

Investment Portfolios	Purchases	Sales
Goldman Sachs VIT Strategic Growth Fund	$380,961	$489,885
Goldman Sachs VIT U.S. Equity Insights Fund	143,135	202,964
Invesco Oppenheimer V.I. Capital Appreciation Fund	8,130	1,177
Invesco Oppenheimer V.I. Conservative Balanced Fund	603	942
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	13,682	637
Invesco Oppenheimer V.I. Global Fund	9,253	42,638
Invesco Oppenheimer V.I. Global Strategic Income Fund	2,892	6,685
Invesco Oppenheimer V.I. Main Street Fund	6,431	31,577
Invesco V.I. American Franchise Fund	26,611	29,076
Invesco V.I. Core Equity Fund	42,457	19,806
Invesco V.I. Health Care Fund	10,394	59,033
Invesco V.I. High Yield Fund	164	68
Invesco V.I. International Growth Fund	205	63
Invesco V.I. Mid Cap Growth Fund (a)	4,181	13,749
Invesco V.I. Value Opportunities Fund	8,358	4,422
Janus Henderson Research Portfolio	39,602	129,368
LVIP BlackRock Advantage Allocation Fund	9,887	10,861
MFS® Mid Cap Growth Series	43,835	3,088
MFS® New Discovery Series	3,947	13,469
MFS® Total Return Series	20,334	10,948
MFS® Utilities Series	8,876	1,789
Pioneer Mid Cap Value VCT Portfolio	141	1,451
Pioneer Real Estate Shares VCT Portfolio	121,273	15,065
T. Rowe Price International Stock Portfolio	82,121	163,047

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

AB VPS Global Thematic Growth Portfolio
2020	2,429	2.02	2.02	4,901	0.46	1.55	1.55	37.41	37.41
2019	2,430	1.47	1.47	3,581	0.16	1.55	1.55	27.83	27.83
2018	2,431	1.15	1.15	2,804	N/A	1.55	1.55	(11.54)	(11.54)
2017	2,433	1.30	1.30	3,166	0.28	1.55	1.55	34.02	34.02
2016	2,434	0.97	0.97	2,361	N/A	1.55	1.55	(2.02)	(2.02)
AB VPS Growth and Income Portfolio
2020	338,708	2.48	2.80	915,845	1.35	1.40	1.55	1.22	1.08
2019	383,149	2.45	2.77	1,026,233	1.06	1.40	1.55	21.29	22.03
2018	375,588	2.02	2.27	825,781	0.72	1.40	1.55	(7.34)	(7.35)
2017	437,678	2.18	2.45	1,037,828	1.23	1.40	1.55	17.20	17.22
2016	482,813	1.86	2.09	979,569	0.80	1.40	1.55	9.41	9.42
AB VPS Large Cap Growth Portfolio
2020	145,360	2.63	2.59	382,004	N/A	1.40	1.45	33.50	33.51
2019	162,542	1.97	1.94	320,726	N/A	1.40	1.45	32.21	32.88
2018	216,822	1.49	1.46	323,126	N/A	1.40	1.45	0.68	0.69
2017	238,543	1.48	1.45	352,570	N/A	1.40	1.45	29.82	29.46
2016	259,534	1.14	1.12	295,587	N/A	1.40	1.45	0.88	0.90
AB VPS Small/Mid Cap Value Portfolio
2020	81,701	3.45	3.45	281,810	0.81	1.45	1.45	1.47	1.47
2019	79,686	3.40	3.40	270,639	0.34	1.45	1.45	18.47	18.47
2018	101,355	2.87	2.87	291,317	0.23	1.45	1.45	(16.57)	(16.57)
2017	104,951	3.44	3.44	361,391	0.24	1.45	1.45	10.97	10.97
2016	133,135	3.10	3.10	412,179	0.34	1.45	1.45	23.02	23.02

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Alger Capital Appreciation Portfolio
2020	7,319	5.86	3.78	31,648	N/A	1.40	1.55	39.52	40.00
2019	7,264	4.20	2.70	22,508	N/A	1.40	1.55	31.66	31.71
2018	7,189	3.19	2.05	16,944	0.08	1.40	1.55	(1.54)	(1.44)
2017	7,103	3.24	2.08	17,037	0.17	1.40	1.55	29.08	29.19
2016	7,004	2.51	1.61	13,029	0.19	1.40	1.55	(1.18)	(1.23)
Alger Mid Cap Growth Portfolio
2020	2,015	4.22	3.79	8,054	N/A	1.40	1.55	61.69	61.97
2019	1,989	2.61	2.34	4,905	N/A	1.40	1.55	28.57	28.57
2018	1,956	2.03	1.82	3,762	N/A	1.40	1.55	(8.97)	(8.54)
2017	1,916	2.23	1.99	4,046	N/A	1.40	1.55	27.43	27.56
2016	1,874	1.75	1.56	3,098	N/A	1.40	1.55	(0.57)	(0.64)
Delaware VIP Emerging Markets Series
2020	426	3.97	3.97	1,694	0.76	1.40	1.40	23.29	23.29
2019	427	3.22	3.22	1,376	0.70	1.40	1.40	21.05	21.05
2018	427	2.66	2.66	1,139	3.41	1.40	1.40	(17.13)	(17.13)
2017	428	3.21	3.21	1,374	0.56	1.40	1.40	38.36	38.36
2016	14,104	2.32	2.32	32,667	1.08	1.40	1.40	12.62	12.62
Delaware VIP High Yield Series
2020	33,100	3.21	3.21	106,274	6.13	1.40	1.40	5.59	5.59
2019	38,521	3.04	3.04	116,966	6.57	1.40	1.40	15.15	15.15
2018	40,726	2.64	2.64	107,718	6.08	1.40	1.40	(6.05)	(6.05)
2017	42,951	2.81	2.81	120,618	5.86	1.40	1.40	6.04	6.04
2016	49,725	2.65	2.65	131,750	6.97	1.40	1.40	11.81	11.81
Delaware VIP International Series (a)
2020	54,263	10.17	10.17	551,991	N/A	1.40	1.45	1.70	1.70

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Delaware VIP International Value Equity Series (a)
2020	—	3.21	3.29	—	2.84	1.40	1.45	3.55	3.79
2019	225,740	3.10	3.17	701,605	2.26	1.40	1.45	17.42	17.41
2018	248,645	2.64	2.70	657,060	2.88	1.40	1.45	(18.77)	(18.67)
2017	268,382	3.25	3.32	873,714	1.56	1.40	1.45	20.82	20.73
2016	304,175	2.69	2.75	819,892	1.67	1.40	1.45	2.67	2.61
Delaware VIP Limited-Term Diversified Income Series
2020	139,346	1.42	2.06	283,396	1.80	1.40	1.55	2.16	3.00
2019	141,922	1.39	2.00	280,761	2.71	1.40	1.55	3.73	3.63
2018	145,135	1.34	1.93	276,914	2.70	1.40	1.55	(1.47)	(1.03)
2017	164,500	1.36	1.95	318,123	2.04	1.40	1.55	0.74	0.52
2016	172,660	1.35	1.94	331,638	1.66	1.40	1.55	0.75	0.52
Delaware VIP REIT Series
2020	4,177	3.54	4.69	18,514	2.13	1.40	1.55	(11.72)	(11.68)
2019	4,619	4.01	5.31	23,306	2.10	1.40	1.55	24.92	25.24
2018	4,598	3.21	4.24	18,556	2.05	1.40	1.55	(8.81)	(8.62)
2017	4,575	3.52	4.64	20,182	1.56	1.40	1.55	0.00	0.22
2016	4,553	3.52	4.63	20,059	1.26	1.40	1.55	4.45	4.28
Delaware VIP Small Cap Value Series
2020	52,561	9.11	9.11	478,677	1.36	1.40	1.40	(3.29)	(3.29)
2019	52,408	9.42	9.42	493,442	1.05	1.40	1.40	26.44	26.44
2018	52,477	7.45	7.45	391,056	0.93	1.40	1.40	(17.95)	(17.95)
2017	70,957	9.08	9.08	643,978	0.84	1.40	1.40	10.60	10.60
2016	74,899	8.21	8.21	615,214	0.96	1.40	1.40	29.50	29.50
Delaware VIP Smid Cap Core Series Service Class
2020	62,338	2.97	2.97	184,962	0.25	1.45	1.45	9.19	9.19
2019	48,922	2.72	2.72	133,008	0.31	1.45	1.45	27.70	27.70
2018	71,588	2.13	2.13	152,793	N/A	1.45	1.45	(13.77)	(13.77)
2017	70,564	2.47	2.47	174,476	0.09	1.45	1.45	16.51	16.51
2016	79,817	2.12	2.12	169,146	N/A	1.45	1.45	6.53	6.53

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Delaware VIP Smid Cap Core Series Standard Class
2020	70,738	10.21	10.21	721,896	0.55	1.40	1.40	9.55	9.55
2019	71,118	9.32	9.32	662,621	0.55	1.40	1.40	27.85	27.85
2018	71,274	7.29	7.29	519,554	0.19	1.40	1.40	(13.32)	(13.32)
2017	97,990	8.41	8.41	824,394	0.30	1.40	1.40	16.97	16.97
2016	108,621	7.19	7.19	781,087	0.23	1.40	1.40	6.84	6.84
Delaware VIP U.S. Growth Series
2020	6,981	3.42	2.76	20,866	N/A	1.40	1.55	41.91	42.27
2019	7,882	2.41	1.94	16,736	N/A	1.40	1.55	25.52	25.16
2018	8,104	1.92	1.55	13,744	N/A	1.40	1.55	(4.48)	(4.32)
2017	8,132	2.01	1.62	14,409	N/A	1.40	1.55	26.42	26.56
2016	8,368	1.59	1.28	11,744	0.66	1.40	1.55	(7.02)	(6.57)
Delaware VIP Value Series
2020	63,348	2.99	7.06	424,343	2.09	1.40	1.55	(0.99)	(0.98)
2019	67,100	3.02	7.13	458,081	1.73	1.40	1.55	17.97	18.24
2018	71,975	2.56	6.03	417,030	1.73	1.40	1.55	(4.12)	(4.13)
2017	83,661	2.67	6.29	508,182	1.69	1.40	1.55	12.18	12.32
2016	99,824	2.38	5.60	543,764	1.96	1.40	1.55	12.80	13.13
DWS Capital Growth VIP
2020	90,614	1.95	1.95	176,748	0.59	1.45	1.45	37.32	37.32
2019	210,439	1.42	1.42	299,553	0.42	1.45	1.45	35.24	35.24
2018	217,311	1.05	1.05	228,883	0.72	1.45	1.45	(3.67)	(3.67)
2017	247,152	1.09	1.09	268,450	0.72	1.45	1.45	25.29	25.29
2016	255,242	0.87	0.87	222,717	0.83	1.45	1.45	2.35	2.35
DWS CROCI® U.S. VIP
2020	73,351	1.77	1.77	129,993	2.48	1.45	1.45	(13.66)	(13.66)
2019	80,203	2.05	2.05	164,192	1.90	1.45	1.45	31.41	31.41
2018	83,659	1.56	1.56	130,712	2.56	1.45	1.45	(11.86)	(11.86)
2017	97,664	1.77	1.77	173,013	1.47	1.45	1.45	21.23	21.23
2016	107,352	1.46	1.46	157,025	1.00	1.45	1.45	(5.81)	(5.81)

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Eaton Vance VT Floating-Rate Income Fund
2020	23,561	1.44	1.44	33,953	3.38	1.45	1.45	0.70	0.70
2019	37,065	1.43	1.43	53,156	4.30	1.45	1.45	5.15	5.15
2018	38,462	1.36	1.36	52,299	3.77	1.45	1.45	(1.45)	(1.45)
2017	40,344	1.38	1.38	55,740	3.26	1.45	1.45	1.47	1.47
2016	41,783	1.36	1.36	56,647	3.48	1.45	1.45	7.94	7.94
Fidelity VIP Asset Manager℠ Portfolio
2020	133,150	4.02	4.02	535,844	1.27	1.45	1.45	13.24	13.24
2019	178,181	3.55	3.55	633,416	1.80	1.45	1.45	16.39	16.39
2018	184,412	3.05	3.05	562,545	1.65	1.45	1.45	(6.73)	(6.73)
2017	201,374	3.27	3.27	658,611	1.86	1.45	1.45	12.37	12.37
2016	219,222	2.91	2.91	637,549	1.50	1.45	1.45	1.75	1.75
Fidelity VIP Contrafund® Portfolio
2020	298,302	4.59	4.59	1,368,505	0.08	1.45	1.45	28.57	28.57
2019	332,986	3.57	3.57	1,190,228	0.22	1.45	1.45	29.35	29.35
2018	347,039	2.76	2.76	958,825	0.43	1.45	1.45	(8.00)	(8.00)
2017	371,963	3.00	3.00	1,117,062	0.77	1.45	1.45	19.52	19.52
2016	435,696	2.51	2.51	1,091,886	0.61	1.45	1.45	6.36	6.36
Fidelity VIP Equity-Income Portfolio
2020	480,085	6.28	6.28	3,014,022	1.80	1.45	1.45	5.19	5.19
2019	570,480	5.97	5.97	3,406,187	1.96	1.45	1.45	25.68	25.68
2018	654,920	4.75	4.75	3,113,429	2.21	1.45	1.45	(9.70)	(9.70)
2017	716,295	5.26	5.26	3,768,017	1.66	1.45	1.45	11.21	11.21
2016	836,835	4.73	4.73	3,956,334	2.26	1.45	1.45	16.50	16.50
Fidelity VIP Growth Opportunities Portfolio
2020	22,958	4.84	4.84	111,011	N/A	1.45	1.45	65.75	65.75
2019	18,774	2.92	2.92	54,755	N/A	1.45	1.45	38.39	38.39
2018	36,140	2.11	2.11	76,125	0.16	1.45	1.45	11.05	11.05
2017	83,240	1.90	1.90	158,570	0.10	1.45	1.45	31.94	31.94
2016	77,461	1.44	1.44	111,581	0.05	1.45	1.45	(1.37)	(1.37)

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Fidelity VIP Growth Portfolio
2020	619,885	11.28	11.28	6,994,590	0.08	1.45	1.45	41.71	41.71
2019	730,375	7.96	7.96	5,811,566	0.26	1.45	1.45	32.45	32.45
2018	795,119	6.01	6.01	4,779,669	0.24	1.45	1.45	(1.64)	(1.64)
2017	871,907	6.11	6.11	5,327,769	0.21	1.45	1.45	33.12	33.12
2016	983,951	4.59	4.59	4,514,276	0.04	1.45	1.45	(0.65)	(0.65)
Fidelity VIP High Income Portfolio
2020	259,355	2.80	2.80	725,900	4.99	1.45	1.45	1.45	1.45
2019	300,327	2.76	2.76	830,148	5.07	1.45	1.45	13.11	13.11
2018	328,740	2.44	2.44	801,040	5.34	1.45	1.45	(4.69)	(4.69)
2017	362,536	2.56	2.56	926,907	5.23	1.45	1.45	5.35	5.35
2016	390,893	2.43	2.43	948,264	5.26	1.45	1.45	13.02	13.02
Fidelity VIP Mid Cap Portfolio
2020	125,921	4.56	4.56	573,709	0.41	1.45	1.45	16.33	16.33
2019	126,515	3.92	3.92	496,230	0.65	1.45	1.45	21.36	21.36
2018	150,072	3.23	3.23	484,917	0.41	1.45	1.45	(16.10)	(16.10)
2017	169,882	3.85	3.85	653,599	0.49	1.45	1.45	18.83	18.83
2016	180,080	3.24	3.24	583,197	0.31	1.45	1.45	10.20	10.20
Fidelity VIP Overseas Portfolio
2020	299,119	3.17	3.17	948,243	0.43	1.45	1.45	14.03	14.03
2019	343,483	2.78	2.78	955,677	1.72	1.45	1.45	25.79	25.79
2018	363,506	2.21	2.21	803,233	1.49	1.45	1.45	(15.97)	(15.97)
2017	398,551	2.63	2.63	1,049,039	1.41	1.45	1.45	28.29	28.29
2016	423,297	2.05	2.05	867,682	1.45	1.45	1.45	(6.39)	(6.39)
Fidelity VIP Value Strategies Portfolio
2020	12,827	3.01	3.01	38,657	1.05	1.45	1.45	6.36	6.36
2019	13,051	2.83	2.83	36,948	1.11	1.45	1.45	32.24	32.24
2018	21,378	2.14	2.14	45,797	0.80	1.45	1.45	(18.63)	(18.63)
2017	47,244	2.63	2.63	124,488	1.22	1.45	1.45	16.89	16.89
2016	51,407	2.25	2.25	115,410	0.86	1.45	1.45	8.17	8.17

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

FT VIP Franklin Growth and Income VIP Fund
2020	51,291	2.72	2.72	139,595	3.75	1.45	1.45	3.82	3.82
2019	53,054	2.62	2.62	138,851	2.22	1.45	1.45	24.17	24.17
2018	62,124	2.11	2.11	131,292	2.42	1.45	1.45	(6.22)	(6.22)
2017	62,004	2.25	2.25	139,358	5.69	1.45	1.45	14.21	14.21
2016	58,162	1.97	1.97	114,483	2.65	1.45	1.45	10.06	10.06
FT VIP Franklin Large Cap Growth VIP Fund
2020	532	3.97	3.97	2,114	N/A	1.45	1.45	42.29	42.29
2019	532	2.79	2.79	1,484	N/A	1.45	1.45	32.86	32.86
2018	533	2.10	2.10	1,120	N/A	1.45	1.45	(2.78)	(2.78)
2017	534	2.16	2.16	1,155	0.41	1.45	1.45	26.32	26.32
2016	2,385	1.71	1.71	4,089	N/A	1.45	1.45	(3.39)	(3.39)
FT VIP Franklin Mutual Shares VIP Fund
2020	77,405	2.09	2.58	167,735	2.88	1.40	1.55	(6.28)	(6.52)
2019	77,091	2.23	2.76	178,453	1.79	1.40	1.55	20.54	21.05
2018	86,689	1.85	2.28	165,905	2.39	1.40	1.55	(10.63)	(10.24)
2017	93,829	2.07	2.54	200,209	2.23	1.40	1.55	6.70	6.72
2016	103,426	1.94	2.38	206,475	2.05	1.40	1.55	14.12	14.42
FT VIP Franklin Small-Mid Cap Growth VIP Fund
2020	186,172	2.93	2.93	544,997	N/A	1.45	1.45	52.60	52.60
2019	237,724	1.92	1.92	455,298	N/A	1.45	1.45	29.73	29.73
2018	246,536	1.48	1.45	364,528	N/A	1.40	1.45	(6.92)	(7.05)
2017	270,876	1.59	1.56	429,246	N/A	1.40	1.45	19.55	20.00
2016	298,560	1.33	1.30	395,434	N/A	1.40	1.45	3.10	2.36
FT VIP Templeton Foreign VIP Fund
2020	35,045	1.64	1.43	56,840	3.42	1.40	1.45	(2.96)	(2.72)
2019	32,872	1.69	1.47	54,750	1.76	1.40	1.45	11.18	10.53
2018	41,439	1.52	1.33	62,446	2.67	1.40	1.45	(16.48)	(16.35)
2017	40,996	1.82	1.59	74,197	2.57	1.40	1.45	14.47	15.22
2016	41,493	1.59	1.38	65,264	2.08	1.40	1.45	6.00	5.34

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

FT VIP Templeton Growth VIP Fund
2020	3,596	1.93	1.93	6,957	2.66	1.40	1.40	4.32	4.32
2019	4,505	1.85	1.85	8,356	2.76	1.40	1.40	13.50	13.50
2018	4,397	1.63	1.63	7,182	1.98	1.40	1.40	(16.41)	(16.41)
2017	4,293	1.95	1.95	8,353	1.61	1.40	1.40	16.77	16.77
2016	4,190	1.67	1.67	6,976	2.03	1.40	1.40	8.44	8.44
Goldman Sachs VIT Core Fixed Income Fund
2020	214,840	2.55	2.55	547,523	2.03	1.45	1.45	8.05	8.05
2019	255,463	2.36	2.36	603,873	2.54	1.45	1.45	7.27	7.27
2018	311,356	2.20	2.20	685,132	3.43	1.45	1.45	(2.22)	(2.22)
2017	349,566	2.25	2.25	787,119	2.60	1.45	1.45	1.35	1.35
2016	414,621	2.22	2.22	918,434	1.99	1.45	1.45	1.37	1.37
Goldman Sachs VIT Equity Index Fund
2020	620,916	3.40	8.61	4,758,500	1.20	1.45	1.50	16.44	16.19
2019	724,421	2.92	7.41	4,863,049	1.46	1.45	1.50	28.63	28.87
2018	780,902	2.27	5.75	4,096,078	1.48	1.45	1.50	(6.20)	(6.20)
2017	855,159	2.42	6.13	4,824,990	1.54	1.45	1.50	19.21	19.49
2016	918,538	2.03	5.13	4,361,600	2.18	1.45	1.50	9.73	9.85
Goldman Sachs VIT Government Money Market Fund
2020	960,786	0.88	0.90	1,176,888	0.27	1.40	1.55	(2.22)	(1.10)
2019	1,005,739	0.90	0.91	1,252,964	1.84	1.40	1.55	1.12	1.11
2018	933,725	0.89	0.90	1,156,653	1.47	1.40	1.55	0.00	0.00
2017	999,112	0.89	0.90	1,236,619	0.51	1.40	1.55	(1.11)	(1.10)
2016	960,740	0.95	0.91	1,199,604	0.04	1.40	1.50	(2.06)	(1.09)
Goldman Sachs VIT Growth Opportunities Fund
2020	177,024	14.43	14.43	2,553,945	N/A	1.45	1.45	42.31	42.31
2019	192,423	10.14	10.14	1,952,027	N/A	1.45	1.45	32.03	32.03
2018	206,336	7.68	7.68	1,584,281	N/A	1.45	1.45	(5.77)	(5.77)
2017	229,155	8.15	8.15	1,866,570	N/A	1.45	1.45	25.19	25.19
2016	256,464	6.51	6.51	1,670,033	N/A	1.45	1.45	(0.15)	(0.15)

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Goldman Sachs VIT High Quality Floating Rate Fund
2020	330,754	1.90	1.90	627,579	0.68	1.45	1.45	(0.52)	(0.52)
2019	354,865	1.91	1.91	679,279	2.08	1.45	1.45	0.53	0.53
2018	390,328	1.90	1.90	743,200	1.86	1.45	1.45	0.00	0.00
2017	396,342	1.90	1.90	754,447	1.23	1.45	1.45	0.00	0.00
2016	455,514	1.90	1.90	867,034	0.96	1.45	1.45	(0.52)	(0.52)
Goldman Sachs VIT International Equity Insights Fund
2020	415,459	2.20	2.20	915,860	1.31	1.45	1.45	4.76	4.76
2019	457,581	2.10	2.10	960,679	2.14	1.45	1.45	16.67	16.67
2018	489,988	1.80	1.80	882,867	1.53	1.45	1.45	(17.81)	(17.81)
2017	532,463	2.19	2.19	1,166,733	1.62	1.45	1.45	24.43	24.43
2016	572,938	1.76	1.76	1,009,250	1.79	1.45	1.45	(4.35)	(4.35)
Goldman Sachs VIT Mid Cap Value Fund
2020	264,364	8.11	8.11	2,142,694	0.43	1.45	1.45	6.71	6.71
2019	283,047	7.60	7.60	2,151,557	0.55	1.45	1.45	29.25	29.25
2018	313,167	5.88	5.88	1,841,485	0.52	1.45	1.45	(11.98)	(11.98)
2017	337,839	6.68	6.68	2,257,467	0.48	1.45	1.45	9.15	9.15
2016	373,679	6.12	6.12	2,285,545	1.10	1.45	1.45	11.68	11.68
Goldman Sachs VIT Strategic Growth Fund
2020	589,110	8.56	8.56	5,042,069	N/A	1.45	1.45	38.06	38.06
2019	649,775	6.20	6.20	4,027,535	0.05	1.45	1.45	33.33	33.33
2018	709,766	4.65	4.65	3,298,912	N/A	1.45	1.45	(2.72)	(2.72)
2017	789,495	4.78	4.78	3,773,776	0.25	1.45	1.45	28.49	28.49
2016	888,512	3.72	3.72	3,305,517	0.38	1.45	1.45	0.27	0.27
Goldman Sachs VIT U.S. Equity Insights Fund
2020	424,505	6.31	6.31	2,680,146	0.65	1.45	1.45	15.57	15.57
2019	450,090	5.46	5.46	2,457,795	1.05	1.45	1.45	22.97	22.97
2018	460,443	4.44	4.44	2,042,231	0.91	1.45	1.45	(7.69)	(7.69)
2017	528,958	4.81	4.81	2,542,437	1.17	1.45	1.45	22.08	22.08
2016	569,116	3.94	3.94	2,241,809	1.08	1.45	1.45	8.84	8.84

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	18,240	3.43	3.43	62,552	N/A	1.45	1.45	34.51	34.51
2019	18,392	2.55	2.55	46,977	N/A	1.45	1.45	33.51	33.51
2018	18,577	1.91	1.91	35,442	N/A	1.45	1.45	(7.28)	(7.28)
2017	21,606	2.06	2.06	44,479	0.01	1.45	1.45	24.85	24.85
2016	22,393	1.65	1.65	36,974	0.12	1.45	1.45	(4.07)	(4.07)
Invesco Oppenheimer V.I. Conservative Balanced Fund
2020	5,890	1.74	1.74	10,225	1.83	1.45	1.45	12.99	12.99
2019	6,261	1.54	1.54	9,624	2.16	1.45	1.45	15.79	15.79
2018	8,144	1.33	1.33	10,837	1.94	1.45	1.45	(6.99)	(6.99)
2017	16,700	1.43	1.43	23,872	1.60	1.45	1.45	7.52	7.52
2016	33,507	1.33	1.33	44,604	2.10	1.45	1.45	3.10	3.10
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)
2020	1,319	14.65	14.65	19,323	N/A	1.45	1.45	46.50	46.50
Invesco Oppenheimer V.I. Global Fund
2020	63,264	4.03	4.03	254,761	0.42	1.45	1.45	25.55	25.55
2019	74,756	3.21	3.21	239,887	0.66	1.45	1.45	29.44	29.44
2018	85,545	2.48	2.48	211,895	0.81	1.45	1.45	(14.48)	(14.48)
2017	98,592	2.90	2.90	286,151	0.76	1.45	1.45	34.26	34.26
2016	118,152	2.16	2.16	255,232	0.80	1.45	1.45	(1.82)	(1.82)
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	93,851	0.46	0.46	42,865	5.28	1.45	1.45	2.22	2.22
2019	108,605	0.45	0.45	48,870	3.49	1.45	1.45	9.76	9.76
2018	131,274	0.41	0.41	54,192	4.69	1.45	1.45	(6.82)	(6.82)
2017	94,238	0.44	0.44	41,355	1.73	1.45	1.45	4.76	4.76
2016	149,747	0.42	0.42	62,876	4.56	1.45	1.45	5.00	5.00

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Invesco Oppenheimer V.I. Main Street Fund
2020	20,769	3.05	3.05	63,360	0.93	1.45	1.45	12.13	12.13
2019	31,737	2.72	2.72	86,408	0.83	1.45	1.45	29.52	29.52
2018	35,903	2.10	2.10	75,293	0.94	1.45	1.45	(9.48)	(9.48)
2017	33,403	2.32	2.32	77,349	1.03	1.45	1.45	15.42	15.42
2016	33,538	2.01	2.01	67,558	0.86	1.45	1.45	9.24	9.24
Invesco V.I. American Franchise Fund
2020	140,808	3.09	1.50	422,493	0.07	1.40	1.45	40.45	40.19
2019	150,872	2.20	1.07	323,670	N/A	1.40	1.45	34.97	35.44
2018	161,355	1.63	0.79	257,632	N/A	1.40	1.45	(5.23)	(5.95)
2017	174,928	1.72	0.84	295,063	0.08	1.40	1.45	25.55	25.37
2016	184,325	1.37	0.67	248,341	N/A	1.40	1.45	0.74	1.52
Invesco V.I. Core Equity Fund
2020	105,057	1.71	1.71	179,840	1.33	1.45	1.45	11.76	11.76
2019	115,578	1.53	1.53	176,338	0.95	1.45	1.45	27.50	27.50
2018	122,432	1.20	1.20	146,973	0.89	1.45	1.45	(10.45)	(10.45)
2017	131,587	1.34	1.23	176,921	1.04	1.40	1.45	10.74	11.82
2016	148,688	1.21	1.10	179,169	0.75	1.40	1.45	9.01	8.91
Invesco V.I. Health Care Fund
2020	103,436	3.15	3.15	326,296	0.30	1.45	1.45	12.50	12.50
2019	122,226	2.80	2.80	341,813	0.04	1.45	1.45	30.84	30.84
2018	131,942	2.14	2.14	282,566	N/A	1.45	1.45	(0.47)	(0.47)
2017	153,363	2.15	2.15	330,309	0.34	1.45	1.45	13.76	13.76
2016	202,354	1.89	1.89	381,774	N/A	1.45	1.45	(12.50)	(12.50)
Invesco V.I. High Yield Fund
2020	1,491	1.96	1.96	2,918	6.02	1.40	1.40	2.08	2.08
2019	1,509	1.92	1.92	2,899	5.87	1.40	1.40	11.63	11.63
2018	1,525	1.72	1.72	2,618	6.11	1.40	1.40	(4.44)	(4.44)
2017	9,241	1.80	1.80	16,647	4.05	1.40	1.40	4.65	4.65
2016	9,263	1.72	1.72	15,921	4.18	1.40	1.40	9.55	9.55

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Invesco V.I. International Growth Fund
2020	2,695	1.87	1.87	5,042	2.44	1.40	1.40	12.65	12.65
2019	2,698	1.66	1.66	4,491	1.60	1.40	1.40	26.72	26.72
2018	2,702	1.31	1.31	3,547	2.07	1.40	1.40	(16.56)	(16.56)
2017	2,705	1.57	1.57	4,237	1.46	1.40	1.40	21.71	21.71
2016	2,709	1.29	1.29	3,498	1.41	1.40	1.40	(2.27)	(2.27)
Invesco V.I. Mid Cap Growth Fund (a)
2020	—	2.53	2.53	—	N/A	1.45	1.45	(5.60)	(5.60)
2019	5,417	2.68	2.68	14,531	N/A	1.45	1.45	32.02	32.02
2018	5,515	2.03	2.03	11,202	N/A	1.45	1.45	(7.31)	(7.31)
2017	2,837	2.19	2.19	6,212	N/A	1.45	1.45	20.33	20.33
2016	3,808	1.82	1.82	6,927	N/A	1.45	1.45	(1.09)	(1.09)
Invesco V.I. Value Opportunities Fund
2020	47,208	1.74	1.74	82,015	0.09	1.45	1.45	4.19	4.19
2019	45,398	1.67	1.67	75,980	N/A	1.45	1.45	27.48	27.48
2018	59,323	1.31	1.31	77,424	N/A	1.45	1.45	(20.12)	(20.12)
2017	60,527	1.64	1.64	99,395	0.02	1.45	1.45	15.49	15.49
2016	62,911	1.42	1.42	89,415	0.08	1.45	1.45	16.39	16.39
Janus Henderson Research Portfolio
2020	167,538	2.29	2.29	383,399	0.22	1.45	1.45	30.86	30.86
2019	226,213	1.75	1.75	396,213	0.30	1.45	1.45	33.59	33.59
2018	250,265	1.31	1.31	328,925	0.36	1.45	1.45	(4.38)	(4.38)
2017	280,956	1.37	1.37	385,671	0.24	1.45	1.45	25.69	25.69
2016	299,456	1.09	1.09	326,978	0.38	1.45	1.45	(0.91)	(0.91)
LVIP BlackRock Advantage Allocation Fund
2020	33,185	3.27	3.27	108,480	1.69	1.40	1.40	11.60	11.60
2019	35,843	2.93	2.93	105,043	2.52	1.40	1.40	14.90	14.90
2018	38,766	2.55	2.55	98,762	1.88	1.40	1.40	(6.59)	(6.59)
2017	57,901	2.73	2.73	158,113	1.90	1.40	1.40	12.81	12.81
2016	80,382	2.42	2.42	194,704	1.78	1.40	1.40	2.98	2.98

(a) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

MFS® Mid Cap Growth Series
2020	25,564	3.72	3.72	94,989	N/A	1.45	1.45	34.30	34.30
2019	14,502	2.77	2.77	40,168	N/A	1.45	1.45	36.45	36.45
2018	16,270	2.03	2.03	33,069	N/A	1.45	1.45	(0.49)	(0.49)
2017	16,243	2.04	2.04	33,187	N/A	1.45	1.45	24.39	24.39
2016	16,846	1.64	1.64	27,568	N/A	1.45	1.45	3.14	3.14
MFS® New Discovery Series
2020	8,055	5.08	5.08	40,936	N/A	1.45	1.45	43.50	43.50
2019	11,374	3.54	3.54	40,289	N/A	1.45	1.45	39.37	39.37
2018	19,191	2.54	2.54	48,826	N/A	1.45	1.45	(3.42)	(3.42)
2017	23,432	2.63	2.63	61,555	N/A	1.45	1.45	24.64	24.64
2016	32,304	2.11	2.11	68,155	N/A	1.45	1.45	7.11	7.11
MFS® Total Return Series
2020	123,918	2.36	2.36	292,043	2.09	1.45	1.45	8.26	8.26
2019	123,857	2.18	2.18	270,452	2.12	1.45	1.45	18.48	18.48
2018	135,980	1.84	1.84	250,830	2.00	1.45	1.45	(7.54)	(7.54)
2017	166,333	1.99	1.99	330,778	2.16	1.45	1.45	10.56	10.56
2016	184,816	1.80	1.80	332,878	2.48	1.45	1.45	7.14	7.14
MFS® Utilities Series
2020	30,377	4.86	4.86	147,764	2.25	1.45	1.45	4.07	4.07
2019	29,806	4.67	4.67	139,290	4.47	1.45	1.45	22.89	22.89
2018	52,759	3.80	3.80	200,460	0.87	1.45	1.45	(0.52)	(0.52)
2017	50,917	3.82	3.82	194,744	4.09	1.45	1.45	12.68	12.68
2016	54,297	3.39	3.39	184,034	3.70	1.45	1.45	9.71	9.71
Pioneer Mid Cap Value VCT Portfolio
2020	1,095	3.40	3.40	3,726	0.83	1.40	1.40	0.29	0.29
2019	1,577	3.39	3.39	5,343	1.06	1.40	1.40	26.49	26.49
2018	1,634	2.68	2.68	4,385	0.45	1.40	1.40	(20.71)	(20.71)
2017	1,690	3.38	3.38	5,714	0.61	1.40	1.40	11.18	11.18
2016	1,749	3.04	3.04	5,313	0.47	1.40	1.40	14.72	14.72

Separate Account VA-K

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)

Pioneer Real Estate Shares VCT Portfolio
2020	105,408	4.20	4.20	442,342	1.55	1.45	1.45	(8.89)	(8.89)
2019	105,350	4.61	4.61	485,619	1.94	1.45	1.45	25.96	25.96
2018	109,926	3.66	3.66	401,966	2.45	1.45	1.45	(8.73)	(8.73)
2017	126,306	4.01	4.01	506,910	2.29	1.45	1.45	1.78	1.78
2016	135,988	3.94	3.94	536,064	3.20	1.45	1.45	4.23	4.23
T. Rowe Price International Stock Portfolio
2020	162,410	2.76	2.76	448,523	0.51	1.45	1.45	12.65	12.65
2019	199,835	2.45	2.45	489,297	2.26	1.45	1.45	26.29	26.29
2018	236,771	1.94	1.94	460,399	1.31	1.45	1.45	(15.65)	(15.65)
2017	253,585	2.30	2.30	583,230	1.09	1.45	1.45	26.37	26.37
2016	273,248	1.82	1.82	498,615	1.02	1.45	1.45	0.55	0.55

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2)	These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)	Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5)	The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co are ultimately controlled by Global Atlantic Financial Group Limited. In connection with the acquisition of a majority of the interests of Global Atlantic Financial Group Limited (the “Global Atlantic acquisition”) on February 2, 2021 by an indirect subsidiary of KKR & Co. Inc., PricewaterhouseCoopers LLP completed an independence assessment to evaluate the services and relationships with the entities that became upstream affiliates of First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. on February 2, 2021, the closing date of the Global Atlantic acquisition that bear on PricewaterhouseCoopers LLP’s independence under the SEC and the Public Company Accounting Oversight Board (United States) (“PCAOB”) independence rules. Various services provided by PricewaterhouseCoopers LLP to and relationships between PricewaterhouseCoopers LLP and entities becoming affiliates of First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co, including affiliated entities under common control of KKR & Co. Inc., were identified that are inconsistent with the auditor independence rules provided in Rule 2-01 of Regulation S-X. For each of the services and relationships identified, PricewaterhouseCoopers LLP provided to those charged with governance for First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co an overview of the facts and circumstances surrounding the services and relationships, including the relevant entities and PricewaterhouseCoopers LLP member firms involved, the nature and scope of the services ongoing on the closing date of the Global Atlantic acquisition that were expected to be ongoing during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, an estimation of the fees to be earned related to those services and relationships during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, and other relevant factors bearing on auditor independence. The business relationships and services became impermissible only as a result of the Global Atlantic acquisition on February 2, 2021 and none of the impermissible services and relationships had or will have any impact on the December 31, 2020 financial statements of First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co audited by PricewaterhouseCoopers LLP. Additionally, none of the PricewaterhouseCoopers LLP audit engagement team members for the First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co audits were involved with the impermissible services or business relationships. The services and relationships identified between PwC and entities that became upstream affiliates of First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. included: (i) the provision of management-related functions, including bookkeeping services, outsourcing services, project management services, system implementation services, and the preparation and filing of documents with non-tax authorities; (ii) the provision of tax and due diligence services under contingent fee arrangements; (iii) legal and expert services and (iv) business relationships.

Based on the totality of the information provided, both individually and in the aggregate, both PricewaterhouseCoopers LLP and those charged with governance for First Allmerica Financial Life Insurance Company and Separate Account VA K of First Allmerica Financial Life Ins Co concluded that PricewaterhouseCoopers LLP is capable of exercising objective and impartial judgment in connection with the audits of First Allmerica Financial Life Insurance Company’s financial statements and Separate Account VA K of First Allmerica Financial Life Ins Co’s financial statements as of and for the period ended December 31, 2020.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

AND SUPPLEMENTAL INFORMATION

DECEMBER 31, 2020 AND 2019

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Index to Statutory Financial Statements

Year Ended December 31, 2020 and 2019

Report of Independent Auditors	3
Statements of Admitted Assets, Liabilities, Capital and Surplus – Statutory Basis	5
Statements of Operations – Statutory Basis	6
Statements of Changes in Capital and Surplus – Statutory Basis	7
Statements of Cash Flows – Statutory Basis	8
Notes to Statutory Financial Statements – Statutory Basis	9

Supplemental Information	57
Supplemental Schedule of Selected Statutory Financial Data	58
Supplemental Schedule of Investment Risks Interrogatories	61
Summary Investment Schedule	64
Supplemental Schedule of Reinsurance Disclosures	65

Report of Independent Auditors

To the Board of Directors of First Allmerica Financial Life Insurance Company:

We have audited the accompanying statutory financial statements of First Allmerica Financial Life Insurance Company, which comprise the statements of admitted assets, liabilities, capital and surplus - statutory basis as of December 31, 2020 and 2019, and the related statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flows - statutory basis for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1075 Peachtree Street NE, Suite 2600, Atlanta, GA 30309

T: (678) 419 1000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories, summary investment schedule, and supplemental schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

PricewaterhouseCoopers LLP /s/

Atlanta, Georgia

March 31, 2021

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS - STATUTORY BASIS

As of December 31, 2020 and 2019

(Dollars in thousands, except share data)	Notes	2020	2019
ASSETS
Bonds	3,4	$2,067,628	$2,215,950
Mortgage loans	3,4	5,898	9,697
Cash and short-term investments	3,4	71,872	121,373
Policy loans	3,4	44,509	46,215
Derivatives	3,4	1,529	22,363
Other invested assets including receivable for securities	3,4	14,134	15,551
Subtotal, cash and invested assets		2,205,570	2,431,149
Investment income due and accrued		30,227	31,233
Deferred and uncollected premiums	7	2,353	13,687
Reinsurance receivable and funds withheld receivable		652,912	617,098
Net deferred tax asset	5	—	9,555
Current federal and foreign tax recoverable		31,279	1,145
Other assets	14	1,795	2,187
Separate account assets	16	138,148	127,778
Total admitted assets		$3,062,284	$3,233,832

LIABILITIES
Aggregate reserve for life policies and contracts		$453,958	$1,371,954
Deposit funds and other contract liabilities		295,199	299,278
Policy and contract claims		12,064	12,746
Dividends payable to policyholders		404	642
Reinsurance payable		46,348	38,696
Interest maintenance reserve		37,956	64,057
Net deferred tax liability		769	—
General expenses and commissions payable		1,751	1,436
Transfers to separate accounts due or accrued		(3,450)	(3,768)
Payable to parent, subsidiaries, and affiliate		1,493	1,104
Funds held under affiliate reinsurance treaty with authorized and unauthorized reinsurers		1,924,012	1,018,104
Benefits plan payable	15	3,048	3,089
Asset valuation reserve		12,301	11,301
Derivative collateral	3,4	—	22,047
Other liabilities	14	22,725	19,732
Separate account liabilities	16	138,148	127,778
Total liabilities		$2,946,726	$2,988,196

CAPITAL AND SURPLUS
Common stock, $10 par value, 1,000,000 shares authorized, 500,001 shares issued and outstanding		5,000	5,000
Paid in surplus		452,978	552,978
Unassigned deficit		(344,670)	(314,592)
Special contingency reserves		2,250	2,250
Total capital and surplus		115,558	245,636
Total liabilities, capital, and surplus		$3,062,284	$3,233,832

The accompanying notes are an integral part of these financial statements	Page 5

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF OPERATIONS - STATUTORY BASIS

For the Years Ended December 31, 2020 and 2019

(Dollars in thousands)	Notes	2020	2019
REVENUE
Premiums and annuity considerations		$(921,931)	$43,251
Considerations for supplementary contracts		284	349
Net investment income	3	105,731	127,180
Amortization of interest maintenance reserve	3	5,279	5,625
Investment management and administration fees from separate accounts		17,832	19,311
Commissions and expense allowance on reinsurance ceded		(22,666)	12,422
Policyholder fee income		33,485	34,576
Funds withheld net investment (loss) / income		(103)	6,119
Total revenue		$(782,089)	$248,833

BENEFITS AND EXPENSES
Benefits paid or provided for:
Surrender benefits		$28,212	$41,498
Annuity payments		28,229	26,721
Death benefits		44,026	52,625
Disability benefits		262	399
Interest and adjustments on deposit-type contract funds		(655)	(501)
Change in policy reserves		(917,997)	(434)
Total benefits		(817,923)	120,308
Change in loading expenses	7	5,620	2,437
Commissions and expense allowances		6,516	4,514
General insurance expenses		11,455	22,148
Insurance taxes, licenses and fees		3,107	2,424
Expense as a result of reinsurance		54,737	96,732
Other expenses	14	1,748	(3,306)
Net transfers to/(from) separate accounts	16	(608)	1,212
Total benefits and expenses		$(735,348)	$246,469
Net (loss) / gain from operations before dividends, federal income taxes and realized capital gains/(losses)		(46,741)	2,364
Dividends to policyholders		(47)	787
Net (loss) / gain from operations before federal income taxes and realized capital gains/(losses)		(46,694)	1,577
Federal and foreign income tax	5	(35,625)	(8,460)
Net (loss) / gain from operations before realized capital gains/(losses)		(11,069)	10,037
Net realized capital gains/(losses), net of tax and transfers to interest maintenance reserve	3	506	(14,320)
Net income/(loss)		$(10,563)	$(4,283)

The accompanying notes are an integral part of these financial statements	Page 6

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS

For the Years Ended December 31, 2020 and 2019

(Dollars in thousands)	Common Stock	Paid in Surplus	Special Contingency Reserve	Unassigned Deficit	Total Capital and Surplus
Balance at December 31, 2018	$5,000	$552,978	$2,250	$(336,202)	$224,026
Net loss	—	—	—	(4,283)	(4,283)
Change in net unrealized capital gains	—	—	—	15,641	15,641
Change in net deferred income tax	—	—	—	(6,451)	(6,451)
Change in asset valuation reserve	—	—	—	3,513	3,513
Change in non-admitted assets	—	—	—	17,281	17,281
Change as a result of reinsurance	—	—	—	(2,731)	(2,731)
Correction of error (Note 2)	—	—	—	(1,360)	(1,360)
Balance at December 31, 2019	5,000	552,978	2,250	(314,592)	245,636
Net loss	—	—	—	(10,563)	(10,563)
Change in net unrealized capital gains	—	—	—	(6,788)	(6,788)
Change in net deferred income tax	—	—	—	(12,129)	(12,129)
Change in asset valuation reserve	—	—	—	(1,000)	(1,000)
Change in non-admitted assets	—	—	—	2,432	2,432
Change as a result of reinsurance	—	—	—	(2,030)	(2,030)
Return of capital	—	(100,000)	—	—	(100,000)
Balance at December 31, 2020	$5,000	$452,978	$2,250	$(344,670)	$115,558

The accompanying notes are an integral part of these financial statements	Page 7

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CASH FLOWS - STATUTORY BASIS

For the Years Ended December 31, 2020 and 2019

(Dollars in thousands)	2020	2019
CASH FROM OPERATIONS
Premiums and annuity considerations	$17,031	$46,863
Net investment income	95,274	110,119
Funds withheld net investment income	68	6,128
Other (loss) / income	1,923	79,365
Claims, surrenders and other benefits	(106,139)	(142,480)
Commissions and expenses paid	(115,437)	(127,507)
Net transfers from separate accounts	925	128
Dividends to policyholders	(191)	(670)
Federal income taxes (paid) / recovered	(3,329)	8,514
Net cash used in operations	(109,875)	(19,540)

CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
Bonds	323,052	463,291
Mortgage loans	3,781	314
Derivatives	28,234	16,887
Other invested assets	894	(7,280)
Total investment proceeds	355,961	473,212
Cost of investments acquired
Bonds	(140,858)	(344,114)
Derivatives	—	(13,889)
Other invested assets	(508)	(5,094)
Miscellaneous Applications	(691)	—
Total cost of investments acquired	(142,057)	(363,097)
Net change in policy loans	2,477	5,462
Net cash from investments	216,381	115,577

CASH FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit type contracts and other liabilities	(4,079)	(16,334)
Capital and paid in surplus, less treasury stock	(100,000)	—
Net change in fund held for reinsurers	(22,030)	(58,005)
Net change in derivative collateral	(22,047)	17,240
Other cash provided / (applied)	(7,851)	6,705
Net cash from / (used in) financing and other sources	(156,007)	(50,394)

Net change in cash and short-term investments	(49,501)	45,642
Beginning of the year	121,373	75,731
End of the year	$71,872	$121,373

SUPPLEMENTAL SCHEDULE OF NON-CASH OPERATING ACTIVITIES
Non-cash premiums ceded on a funds withheld basis	927,937	—

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Non-cash exchange of bonds	13,754	35,985

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
Non-cash premiums ceded on a funds withheld basis	(927,937)	—

The accompanying notes are an integral part of these financial statements	Page 8

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

1.              ORGANIZATION AND NATURE OF OPERATIONS

First Allmerica Financial Life Insurance Company, a Massachusetts domiciled life insurance company (the Company), is a wholly owned subsidiary of Commonwealth Annuity and Life Insurance Company, a Massachusetts domiciled life insurance company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of Global Atlantic Financial Group Limited, a Bermuda company (Global Atlantic, which shall mean Global Atlantic Financial Group Limited and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is a partially owned subsidiary of The Goldman Sachs Group, Inc. (GS).

The Company insures and reinsures blocks of traditional life insurance, universal life insurance, fixed annuities, group retirement products, variable annuities, variable universal life insurance, and an exited accident and health (A&H) business.

2.              SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts (MADOI),  which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners “Accounting Practices and Procedures Manual” (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•                  Bonds which are “available-for-sale” or “trading” are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•                  Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•                  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets.  The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•                  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes.  The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold.  In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•                  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP.  Under NAIC SAP, such items are recorded as expenses when incurred;

•                  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

The accompanying notes are an integral part of these financial statements	Page 9

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

•                  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities.  Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations.  Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•                  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income.  Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•                  Under NAIC SAP, certain items are designated as “non-admitted” assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents’ balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•                  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly.  NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary’s underlying statutory capital and surplus as unamortized goodwill on the parent company’s books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•                  Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission.  Ceding commission expenses are recognized in income on the date of the transaction.  Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•                  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves.  Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.  Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•                  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•                  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•                  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.  Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

•                  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

•                  Bond portfolios and associated liabilities comprising guaranteed separate accounts, also referred to as market value adjusted annuities, are included in separate accounts for NAIC SAP, whereas these are classified under the Company’s general account under GAAP.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ significantly from those estimates.  Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

The Company is currently undergoing a conversion to a new life insurance administration system.  As part of this conversion certain life insurance policies have been temporarily restricted at December 31, 2020 resulting in a delay of the billing of premiums and other related policy transactions. In limited cases, estimates were used for restricted policy balances within the financial statements.  Any variances to the estimates will be recorded as policies are released from the restricted status in future periods.

Investments

Bonds

The NAIC classifies bonds into six quality categories.  These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default.  Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the “Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office” (CMIAO).  Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100).  Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO.  Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment.  The prospective adjustment method is used on most non-agency LBASS.  Fair values are based on quoted market prices.  If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis.  The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Mortgage Loans

Commercial mortgage loans (CML’s) and mezzanine real estate loans (real estate loans) acquired at a premium or discount are carried at amortized cost using the effective interest rate method.  Real estate loans held by the Company are diversified by property type and geographic area throughout the United States. Real estate loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement.  The Company assesses the impairment of loans individually for all loans in the portfolio.  The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors.  Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated.  The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses derivatives to hedge its exposure to indexed universal life insurance products with potential growth in interest linked to market indexes.  OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices.  Upon exercise, the Company will receive the fair value of the call options and call spreads.  In accordance with SSAP No. 86, Derivatives (SSAP No. 86), the Company has elected to account for these derivatives using the fair value method of accounting. Under such treatment, the derivatives are marked to market, with changes in fair value recorded as unrealized investment gains or losses.  Upon termination, the unrealized investment gains and losses are reclassified to realized gains and losses in earnings. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs.  The parties with whom the Company enters into OTC option contracts are highly rated financial institutions.  Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts.

Policy Loans

Policy loans are carried at unpaid principal balances.

Other Invested Assets

Other invested assets of the Company consist primarily of ownership interests in partnerships. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost.  The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments.  Short-term investments are stated at amortized cost.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis.  Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received. Interest income on policy loans is recorded as earned using the contractually agreed upon interest rate and is included in accrued investment income until the policy’s anniversary date at which point the interest is capitalized and added to principal.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes.  The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets.  These amounts are determined using a formula prescribed by the NAIC and are reported as a liability.  The formula for the AVR provides for a corresponding adjustment for realized gains and losses.  Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer’s ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices.  Annuity considerations are recognized as income when received.  Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Health premiums are earned ratably over the terms of the related insurance or reinsurance contracts or policies. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and P & P Manual Appendix A-791 “Life and Health Reinsurance Contracts”, deposits and returns of deposits are recorded directly to the balance sheet with an offset to surplus, instead of carried through the Statements of Operations.  Fee income and expenses are recorded as earned / incurred.  The liabilities under applicable treaties are categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables or receivables.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, the cedent retains invested assets supporting the ceded reserves for modified coinsurance and funds withheld coinsurance.  The counterparties settle statutory basis policyholder activity, investment activity and agreed upon fees. Significant contributors to periodic settlements are transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio, other investment returns, and administration fees.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and Other Fund Reserves

Reserving Practices

Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based upon accepted actuarial methods.  These liabilities are computed based upon mortality, morbidity, withdrawal, and interest rate assumptions applicable to these coverages.  Reserves for life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6% for life insurance policies and 1.00% to 9.5% for annuity contracts.  Mortality, morbidity, and withdrawal assumptions for all policies are based on industry standards and assumptions prescribed by statute.  The assumptions vary by plan, age at issue, year of issue and duration.

Claim reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract.  At December 31, 2020 and 2019, approximately 8.23% and 8.61% of the account value, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge greater than 5%.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Policy liabilities and accruals are based on the various estimates discussed above.  Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in force.  The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

For individual life insurance, claim reserves are established equal to 100% of the benefit payable.

The Company’s variable annuity contracts contain guaranteed minimum death benefit features.  For all variable annuity contracts, including those that reduce the death benefit on a dollar-for-dollar basis, reserves are calculated in accordance with the Commissioners Annuity Reserve Valuation Method (CARVM) and VM-21 (CARVM for variable annuities).  However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

For non-universal life plans and universal life accidental death and waiver of premium features, tabular interest, tabular less actual reserve released and tabular costs are calculated by formulas.

For universal life, except for accidental death and waiver of premium features, tabular interest and tabular cost are equal to actual credits and charges to the policies.

Tabular interest on funds not involving life contingencies is calculated by formula.

Other increases reflect significant items for changes in adjustment from fund value to reserve for annuities and universal life insurance.

For the year ended December 31, 2020, the Company’s assumed participating policies were approximately 3.9% of the total life insurance in force. The method of accounting for policyholder dividends is based upon dividends credited annually to policyholders on their policy anniversary date plus the change from the prior period on one year’s projected dividend liability on policies in force at the statement date. Source data is produced from the cedant’s policy administration system. The amount of dividend expense incurred for the year ended December 31, 2020 and the year ended December 31, 2019 was $(47) and $787, respectively. There was no additional income allocated to participating policyholders.

Waiver of Premiums, and Gross Premiums less than Net Premiums

The Company waives deduction of deferred fractional premiums at death and returns any portion of the final premium paid beyond the month of death.  Surrender values are not promised in excess of the legally computed reserves.

As of December 31, 2020 and 2019, the Company had $1,016,369 and $1,005,584, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation required by the Commonwealth of Massachusetts.

Substandard Policies

Extra premiums are assessed for substandard lives in addition to the standard mortality charges.  Mean reserves for universal life policies include (1) the standard mean reserve plus (2) the excess of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and/or the appropriate additional mortality charge per 1,000 and 4.5%, 5.5% and 6% interest over the standard mean reserve.  In no event is the total reserve less than the policy’s cash surrender value.

Extra premiums are assessed for substandard lives in addition to the standard gross premium.  Mean reserves for policies and riders based on table ratings include (1) the regular mean reserve for the plan and (2) the excess, if any,

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and 4.0%, 5.0% or 5.5% interest over the standard mean reserve.  In the case of flat extra premium ratings, mean reserves are equal to (1) the regular mean reserve and (2) 1/2 of the net extra premium.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101).  SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting.  The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded.  The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity, variable life insurance, and pension contract holders.  Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations and are generally stated at fair value.  The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company’s net income. Appreciation and depreciation of the Company’s interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices.  Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks.  Such fees are included in investment management and administration fees from separate accounts in the accompanying Statement of Operations.  Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business.  Amounts held in excess of the statutory reserve cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Closed Block

The Company established and began operating a closed block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of the Company’s demutualization on October 16, 1995.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The purpose of the closed block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable.  The closed block will continue to be in effect until none of the closed block policies is in force, except in the event that the Massachusetts Commissioner of Insurance consents to an earlier termination.  The Company allocated to the closed block assets in an amount that is expected to produce cash flows which, together with future revenues from the closed block, are reasonably sufficient to support the closed block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales as payable in 1994 so long as the experience underlying such dividend scales continues.  The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the closed block will be set accordingly.

Effective December 1, 2015, the Company entered into a coinsurance agreement whereby it ceded substantially all risk in the closed block. The net retained closed block balances and activity are included in the Company’s financial statements. A presentation of the entire closed block financial schedules are included in footnote 17 of the financial statements.

Dividends to Policyholders

Prior to demutualization, the Company issued certain life, health and annuity insurance policies that contained dividend payment provisions which enabled the policyholder to participate in the earnings of the Company.  The amount of policyholders’ dividends to be paid was determined annually by the Board of Directors.  The aggregate amount of policyholders’ dividends was related to the actual interest, mortality, morbidity, and expense experience for the year and the Company’s judgment as to the appropriate level of statutory surplus to be retained.  Upon demutualization, certain participating individual life policies, individual annuity, and supplemental contracts were transferred to the Closed Block.  The Closed Block was funded to protect the dividend expectations of such policies and contracts.  Accordingly, these policies no longer participate in the earnings and surplus of the remaining block.  Prior to demutualization, the Company ceased issuance of participating policies.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states.  The assessments are amortized against the premium tax benefit period.

Recently Adopted Accounting Standards

In May, 2020, the NAIC Statutory Accounting Principles Working Group issued INT 20-07: Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19.  As it relates to all debt securities, the interpretation establishes exceptions for the recognition of troubled debt restructuring for debtors who are experiencing financial difficulty.  The interpretation provides practical expedients in assessing whether modifications in response to COVID-19 are insignificant under SSAP No. 36, Troubled Debt Restructurings, and in assessing whether an exchange is substantive under SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.  The Working Group adopted revisions to SSAP No. 26R - Bonds, to establish an exception for the recognition of other-than-temporary impairments, which states that when bond terms are modified from the original terms, future impairment assessments shall be based upon the modified rather than the original contract terms.  The Company has adopted the guidance in the current period.

In May, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments, which restrict the classification of certain related party or affiliated investments as cash equivalent or short-term investment.  Additionally, adopted guidance requires disclosures identifying investments which remain on the short-term schedule for more than one year.  The Company has made such disclosure in these statements, as applicable.

In May, 2020, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 41 - Surplus Notes.  These revisions increase disclosure requirements regarding the issuance of surplus notes and the associated asset in

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

which the terms negate or reduce typical cashflow exchanges.  The Company has adopted this guidance and there is no impact to the Company as a result of these revisions.

On April 15, 2020, the NAIC Statutory Accounting Principles Working Group adopted FASB Interpretation 20-01: ASU 2020-04 — Reference Rate Reform allowing temporary (optional) expedient and exception interpretative guidance, with a sunset date of December 31, 2022.  These optional expedients would allow entities (under certain circumstances) to avoid having to remeasure contracts or reassess a previous accounting determination for hedged items.  The Working Group adopted revisions to SSAP No. 15 -  Debt Holding Company Obligations, SSAP No. 22R - Leases, and SSAP No. 86 - Derivatives, to transition from LIBOR to more observable or transaction-based reference rates.  The Company will adopt this guidance and any changes to the Company will be reflected on a prospective basis.

In July, 2020, as part of the Investments Classification Project, the NAIC Statutory Accounting Principles Working Group adopted substantive changes to SSAP No. 32 - Preferred Stock.  The new guidance, which is effective January 1, 2021, with the option to early adopt in 2020, states that preferred stock is to be classified as redeemable, perpetual, or mandatorily convertible, and distinct measurement standards are applied to each category.  Redeemable preferred stock shall be reported at amortized cost if it is rated 1 or 2, or at the lower of amortized cost or fair value if it is rated 3 through 6.  Perpetual preferred stock shall be reported at fair value.  Mandatorily redeemable preferred stock shall be reported at fair value not to exceed any call price.  The Company will adopt this guidance and apply it prospectively on its effective date in 2021.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R - Bonds, which clarifies guidance around gains and losses, inclusive of fees and penalties, resulting from bond tender offers and bonds called before their maturity date.  Prepayment fees and acceleration fees paid when a bond is liquidated prior to its maturity date shall be recognized in investment income when received.  The Company has adopted this guidance and reflected amounts in investment income in the current period as applicable.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 3 - Accounting Changes and Corrections of Errors, which clarified that voluntary decisions to choose one allowable reserving methodology over another, which require commissioner approval under the Valuation Manual, shall be reported as a change in valuation basis.  The Company has adopted this guidance and there is no impact to the Company in the current period.

In April, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value, which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements.  The Company has made such disclosures in these statements.

In December, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to guidance surrounding Supplemental Investment Risk Interrogatories, which clarified that Investments held in diversified funds do not need to be separately aggregated with other investments for the purposes of issuer concentration disclosures.  The Company has adopted this guidance in 2020 and there is no impact to the Company as a result of these revisions.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements.  The Company has made such disclosures in these statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 — Derivatives (SSAP No. 86), which reflect updated benchmark interest rates for hedge accounting permitted under U.S. GAAP.  The Company adopted this guidance in 2019 and any impacts on the Company are included as applicable.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R), which provides guidance for when bonds are called with consideration received less than par and clarifies in instances where consideration received is less than book adjusted carrying value, the entire

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

difference should be reported through investment income.  There was no significant impact to the Company due to the adoption of these revisions.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R) and SSAP No. 72 — Surplus and Reorganization (SSAP No. 72), which clarifies bonds received as property dividends or capital contributions should be recorded at fair value.  The Company has historically accounted for property dividends or capital contributions at fair value.  As a result there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R), which clarifies if a SSAP No. 43R security has different NAIC designations by lot, then the reporting entity shall either 1) report the entire investment in a single reporting line at the lowest NAIC designation that would apply to a lot or 2) report the investment separately by purchase lot in the investment schedule.  The Company continues to report SSAP No. 43R securities separately by purchase lot in the investment schedules, so there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties (SSAP No. 25), SSAP No. 26R — Bonds (SSAP No. 26R), SSAP No. 32 — Preferred Stock (SSAP No. 32), SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R) and SSAP No. 48 — Joint Ventures, Partnerships and Limited Liability Companies, clarifying the application of SSAP No. 25 as well as a related party classification when a transaction is in substance a related party transaction.  The adoption of these clarifications had no impact in the Company’s financial statements.

Reclassification and Correction of Errors

The Company discovered reporting errors for prior years.  The impact of these errors has been reclassified to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states:  “Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.”  The Company does not believe these errors are significant to capital and surplus at December 31, 2019, or in prior years.

•                  Subsequent to filing the 2018 annual statement, the Company discovered an adjustment to reserves with a total net decrease to surplus of $592.

•                  Subsequent to filing the 2018 annual statement, the Company discovered an adjustment to premium with a total net decrease to surplus of $1,130

•                  Subsequent to filing the 2018 annual statement, the Company discovered adjustments to tax expenses with a total net increase to surplus of $362

The impact to opening surplus was a decrease of $1,360 at December 31, 2019.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

3.              INVESTMENTS

Bonds

Book/Adjusted Carrying Value and Fair Values

The book/adjusted carrying value and fair value of investment in long term bonds are as follows:

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Long term bonds:
United States Government and agencies	$6,104	$1,905	$—	$8,009
State and political subdivisions	244,384	76,745	—	321,129
Foreign government	26,998	5,907	—	32,905
Corporate securities	1,429,237	310,231	(1,829)	1,737,638
Asset-backed securities	110,851	2,020	(3,010)	109,861
Commercial mortgage-backed securities	25,027	1,663	(2)	26,688
Residential mortgage-backed securities	225,027	35,154	(889)	259,292
Total long term bonds	$2,067,628	$433,625	$(5,730)	$2,495,522

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Long term bonds:
United States Government and agencies	$6,103	$1,191	$—	$7,294
State and political subdivisions	303,478	58,781	—	362,259
Foreign government	13,165	1,072	—	14,237
Corporate securities	1,435,179	156,020	(2,778)	1,588,421
Asset-backed securities	129,603	1,340	(852)	130,091
Commercial mortgage-backed securities	58,590	5,338	—	63,928
Residential mortgage-backed securities	269,832	49,591	(206)	319,217
Total long term bonds	$2,215,950	$273,333	$(3,836)	$2,485,447

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

At December 31, 2020 and 2019, respectively, 99.0% and 100.0% of debt securities were rated by the NAIC as investment grade (1 or 2 by the NAIC).

The book/adjusted carrying value and fair value of bonds by contractual maturity at December 31, 2020 are shown below.  Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers.  Mortgage-backed securities are included in the category representing their stated maturity.

	Book / Adjusted Carrying Value	Fair Value

Due in one year or less	$2,639	$2,652
Due after one year through five years	69,570	75,297
Due after five years through ten years	276,880	316,358
Due after ten years	1,357,634	1,705,375
Mortgage-backed and asset-backed securities	360,905	395,840
Total	$2,067,628	$2,495,522

The following tables provide information about the Company’s bonds that have been continuously in an unrealized loss position.

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2020	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$—	$—	$—	$—	$—	$—
Corporate securities	—	—	7,475	(318)	7,475	(318)
Asset-backed securities	30,445	(2,468)	18,366	(542)	48,811	(3,010)
Commercial mortgage-backed securities	26,933	(1,511)	23	(2)	26,956	(1,513)
Residential mortgage-backed securities	27,360	(710)	5,912	(180)	33,272	(890)
Total long term bonds	$84,738	$(4,689)	$31,776	$(1,042)	$116,514	$(5,731)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2019	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$198	$—	$—	$—	$198	$—
State and political subdivision	—	—	—	—	—	—
Foreign government	—	—	—	—	—	—
Corporate securities	68,535	(1,413)	26,107	(1,365)	94,642	(2,778)
Asset-backed securities	6,941	(74)	22,836	(778)	29,777	(852)
Commercial mortgage-backed securities	30	—	—	—	30	—
Residential mortgage-backed securities	—	—	9,396	(206)	9,396	(206)
Total long term bonds	$75,704	$(1,487)	$58,339	$(2,349)	$134,043	$(3,836)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of  December 31, 2020 and 2019, the number of securities in an unrealized loss position for over 12 months consisted of 8 and 15, respectively.

In the course of the Company’s asset management, no securities have been sold or reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio.

Insurer Self-Certified Securities

Securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest are referred to as “5GI Securities”.

The Company did not hold any 5GI securities as of December 31, 2020 and 2019.

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure.  The Company’s definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages.  Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile.  As is true for all securities in the Company’s portfolio, the Company reviews the entire portfolio for impairments at least quarterly.  Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The Company has indirect subprime exposure through the following investments:

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2020
Residential mortgage-backed securities	$12,739	$12,209	$16,771	$—
Total	$12,739	$12,209	$16,771	$—

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2019
Residential mortgage-backed securities	$14,558	$14,099	$19,654	$—
Total	$14,558	$14,099	$19,654	$—

Mortgage Loans

Maturities

	Year Ended December 31,
	2020	Percentage
2022	$3,690	62.56%
2023	—	—%
2024 and thereafter	2,208	37.44%
Total	$5,898	100.00%

Regions and Type

The Company individually and collectively evaluates all its mortgage loans for impairment.  The credit quality indicator for the Company’s mortgage loans (MLs) is an internal measure based on the borrower’s ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2020.  The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration.  The following tables present the Company’s MLs by geographic region and property type.

The mortgage loans were concentrated in the following regions:

	Year Ended December 31,
	2020	Percentage	2019	Percentage

East North Central	$5,898	100.00%	$6,194	63.88%
Mountain	—	—%	3,503	36.12%
Total	$5,898	100.00%	$9,697	100.00%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The mortgage loans by type are as follows:

	Year Ended December 31,
	2020	Percentage	2019	Percentage

Office building	$3,690	62.57%	$3,877	39.99%
Retail	2,208	37.43%	2,317	23.89%
Apartment / Multifamily	—	0.00%	3,503	36.12%
Total	$5,898	100.00%	$9,697	100.00%

The maximum percentage of any one loan to the value of the security at the time of the loan was 75.0%. There were no taxes, assessments or other amounts advances that were not included in the mortgage total.

Derivative and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company enters into equity index future contracts through exchange to hedge the general business risk.  The Company receives collateral from its derivative counterparties to limit the risk of nonperformance by the counterparties.

The Company’s derivative portfolio consists of equity index options to hedge the growth in interest credited to the customers on the indexed universal life insurance products. The Company limits the general business risk by entering into equity index futures. The total carrying values of derivative assets were $1,529 and $22,363 as of December 31, 2020 and 2019, respectively.

Under SSAP No. 86, the Company has elected to account for its derivatives using the fair value method of accounting, with changes in fair value recorded as unrealized investment gains or losses. The realized gains/losses are recorded at the option expiration date.

The current credit exposure of the Company’s OTC derivative contracts is limited to the fair value of $0 as of December 31, 2020. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collateral of $0 from counterparties as of December 31, 2020. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded derivatives are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The fair value of the derivative assets and liabilities by risk hedged were as follows:

As of December 31, 2020

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$2,552	$1,251	$12,047
Gross fair value of derivative instruments	$2,552	$1,251	$12,047

Offset per SSAP No. 64	(1,023)	(1,023)
Net Fair value included within derivatives	$1,529	$228

As of December 31, 2019

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$22,363	$781	$366,135
Gross fair value of derivative instruments	$22,363	$781	$366,135

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$22,363	$781

The fair value of the derivative assets and liabilities by instrument were as follows:

As of December 31, 2020

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$2,552	$1,023	$2,304
Futures	—	228	9,743
Gross fair value of derivative instruments	$2,552	$1,251	$12,047

Offset per SSAP No. 64	(1,023)	(1,023)
Net Fair value included within derivatives	$1,529	$228

As of December 31, 2019

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$22,363	$—	$344,810
Futures	—	781	21,325
Gross fair value of derivative instruments	$22,363	$781	$366,135

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$22,363	$781

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The derivative gains and losses by investment, all of which hedge equity market exposure, were as follows:

As of December 31, 2020

Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$7,400	$(8,378)
Futures	(1,794)	553
Total gains (losses)	$5,606	$(7,825)

As of December 31, 2019

Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$1,437	$19,305
Futures	(8,740)	(869)
Total gains (losses)	$(7,303)	$18,436

The Company’s off balance sheet credit risk is the risk of nonperformance by OTC counterparties.  The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading.  Collateral is managed to CSA standards by the Company’s derivative custodian.

As of December 31, 2020, the Company had collateral cash on deposit with its custodian with a fair value of $0.

Other Investments

Insurance-Linked Securities

The Company owned a security with a book value of $57,222 as of December 31, 2018 which was sold during 2019 for a realized loss of $7,391.

Other Invested Assets

Other invested assets on the Company’s Statements of Admitted Assets, Liabilities, Capital and Surplus consist of interests in partnerships and a non-qualified defined contribution pension plan covering career distribution system agents sponsored by Accordia.  The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2020	2019

Partnerships	$10,826	$13,559
Defined contribution pension plan	1,595	1,829
Receivable for bonds and stocks	1,713	163
Total	$14,134	$15,551

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Cash and Short-Term Investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2020	2019

Cash and cash equivalents	$71,872	$121,373
Short-term investments	—	—
Total	$71,872	$121,373

Restricted Assets

The Company has securities on deposit with various state and governmental authorities.  The statement value of these securities as of December 31, 2020 and 2019 was $11,979 and $12,106, respectively.

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2020	2019
Proceeds	$231,464	$307,818

Gross realized gains	23,985	10,118
Gross realized losses	(2,455)	(12,912)
Total net realized gains/(losses)	$21,530	$(2,794)

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2020	2019

Bonds	$106,201	$124,127
Policy loans	3,239	4,554
Short-term and cash equivalent investments	232	1,699
Mortgage loans	1,474	432
Other invested assets	461	2,102
Miscellaneous income	—	2
Gross investments income	111,607	132,916
Less investment expenses	5,876	5,736
Net investment income before IMR amortization	105,731	127,180
IMR amortization	5,279	5,625
Net investment income after IMR amortization	$111,010	$132,805

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2020 and 2019.

The Company did not have any due and accrued amounts over 90 days past due to exclude from surplus at December 31, 2020 and 2019, respectively.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2020	2019
Realized gains (losses)
Bonds	$22,353	$(5,535)
Derivatives	5,606	(7,303)
Mortgages	38	—
Cash, cash equivalents and short-term investments	(12)	—
Total realized gains (losses) on investments	27,985	(12,838)
Less amount transferred to IMR (net of related taxes of $4,960 in 2020 and $137 in 2019)	(18,659)	(517)
Total realized gains (losses) on investments	9,326	(13,355)
Federal income tax expense	8,820	965
Net realized gains (losses)	$506	$(14,320)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31,
	2020	2019
Derivative instruments	$(7,816)	$18,436
Other invested assets	(777)	(1,493)
Total change in unrealized gains (losses)	(8,593)	16,943
Capital gains tax expense (benefit)	(1,805)	1,302
Change in unrealized gains (losses), net of taxes	$(6,788)	$15,641

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments.  The Company evaluates the ability and intent to hold the investment to maturity, the issuer’s overall financial condition, the issuer’s credit and financial strength ratings, the issuer’s financial performance including earnings trends, dividend payments, and asset quality, weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer’s securities remains below cost, and, with respect to fixed maturity investments, any factors that might raise doubt about the issuer’s ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized $0 and $0 losses for OTTI of bonds and other invested assets at December 31, 2020 and 2019.

There were no loan backed securities with a recognized OTTI held by the Company at December 31, 2020 and 2019, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2020 and 2019:

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Loan-backed and structured securities	$84,738	$(4,689)	$24,301	$(723)	$109,039	$(5,412)

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Loan-backed and structured securities	$6,941	$(74)	$22,836	$(778)	$29,777	$(852)

4.              FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).  The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1                                            Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2                                            Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3                                            Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Bonds, preferred stock and common stock - Fair values are based on quoted market prices.  If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments - For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company’s OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy loans - The estimated fair value for policy loans with variable interest rates approximates the carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates. The estimated fair value for policy loans with fixed interest rates is based on discounted cash flows.

Policy and contract liabilities - Fair values of the Company’s liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts - The estimated fair value of assets held in separate accounts is based on quoted market prices.  Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities.  Based on the level of observable activity, these assets will be measured at either level 1 or level 2.

Investment in LLC and Other invested assets - The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2020, the Company’s assets carried at fair value consist of bonds, derivative instruments and separate account funds on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial Assets
Derivatives	$1,529	$—	$—	$1,529
Separate account assets	138,148	—	—	138,148
Total assets at fair value	$139,677	$—	$—	$139,677
Financial Liabilities
Derivatives liabilities	228	—	—	228
Total liabilities at fair value	$228	$—	$—	$228

	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial Assets
Derivatives	$—	$22,363	$—	$22,363
Separate account assets	127,778	—	—	127,778
Total assets at fair value	$127,778	$22,363	$—	$150,141
Financial Liabilities
Derivatives liabilities	781	—	—	781
Total liabilities at fair value	$781	$—	$—	$781

Transfers Into or Out of Level 3

Overall, transfers into and/or out of level 3 are attributable to a change in the observability of inputs.  Assets and liabilities are transferred into level 3 when a significant input cannot be corroborated with market observable data.  This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.  Assets and liabilities are transferred out of level 3 when circumstances change such that a significant input can be corroborated with market observable data.  This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.  Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company did not hold any Level 3 financial assets or liabilities carried at fair value, nor were there any transfers into or out of Level 3 for the year ended December 31, 2020.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Fair Value of All Financial Instruments

The aggregate fair value of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables.  Pursuant to SSAP No. 100R, insurance contracts have been excluded.

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2020
Financial Assets
Bonds	$2,495,521	$2,067,628	$8,009	$2,443,733	$43,779	$—
Separate account assets	138,148	138,148	138,148	—	—	—
Cash and cash equivalents	71,872	71,872	71,872	—	—	—
Mortgage loans	6,130	5,898	—	6,130	—	—
Derivatives	1,529	1,529	1,529	—	—	—
Other invested assets	3,308	14,134	1,713	1,595	—	10,826	*
Policy loans	44,509	44,509	—	—	44,509	—

Financial Liabilities
Derivative liabilities	228	228	228	—	—	—
Other contract deposit funds	3,376	3,376	—	—	3,376	—

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2019
Financial Assets
Bonds	$2,485,447	$2,215,950	$7,302	$2,429,868	$48,277	$—
Separate account assets	127,778	127,778	127,778	—	—	—
Cash and cash equivalents	121,373	121,373	121,373	—	—	—
Mortgage loans	10,283	9,697	—	10,283	—	—
Derivatives	22,363	22,363	—	22,363	—	—
Other invested assets	1,992	15,551	163	1,829	—	13,559	*
Policy loans	46,215	46,215	—	—	46,215	—

Financial Liabilities
Derivative liabilities	781	781	781	—	—	—
Other contract deposit funds	3,510	3,510	—	—	3,510	—

* Not practicable as there are no available quoted market prices for these assets.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying value:

	December 31,
	2020		2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$2,067,628	$2,495,521	$2,215,950	$2,485,447
Mortgage loans	5,897	6,129	9,697	10,283
Other invested assets	3,308	3,308	1,991	1,991
Policy loans	44,509	44,509	46,215	46,215
Cash and equivalents	71,872	71,872	121,373	121,373
Total	$2,193,214	$2,621,340	$2,408,786	$2,678,869

Financial Liabilities
Premium deposit funds	$291,056	$320,731	$293,582	$293,582
Other deposit funds	4,143	4,143	5,696	5,696
Total	$295,199	$324,874	$299,278	$299,278

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

5.              FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The components of the net deferred tax asset /liability at December 31, 2020 and 2019 and the change is comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total
Gross deferred tax assets	$18,891	$139	$19,030
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	18,891	139	19,030
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	18,891	139	19,030
Gross deferred tax liabilities	19,441	358	19,799
Net admitted deferred tax asset / (liability)	$(550)	$(219)	$(769)

	December 31, 2019
	Ordinary	Capital	Total
Gross deferred tax assets	$34,719	$112	$34,831
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	34,719	112	34,831
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	34,719	112	34,831
Gross deferred tax liabilities	24,776	500	25,277
Net admitted deferred tax asset / (liability)	$9,943	$(388)	$9,555

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$(15,829)	$27	$(15,802)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	(15,829)	27	(15,802)
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	(15,829)	27	(15,802)
Gross deferred tax liabilities	(5,335)	(143)	(5,478)
Net admitted deferred tax asset / (liability)	$(10,493)	$170	$(10,324)

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss and tax credit carry-forwards.  Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry-back and carry-forward periods), projected taxable income, and tax planning strategies in making this assessment.  Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.  There were no tax planning strategies used related to reinsurance.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2020
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	8,851	—	8,851
Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	17,334
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	10,040	139	10,179
Deferred tax assets admitted as the result of application of SSAP No. 101	$18,891	$139	$19,030

	December 31, 2019
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	14,780	—	14,780
Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	35,412
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	19,939	112	20,051
Deferred tax assets admitted as the result of application of SSAP No. 101	$34,719	$112	$34,831

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	(5,930)	—	(5,930)
Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	(18,078)
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	(9,899)	27	(9,872)
Deferred tax assets admitted as the result of application of SSAP No. 101	$(15,829)	$27	$(15,802)

Other Admissibility Criteria

	December 31,
	2020	2019
Ratio percentage used to determine recovery period	1286%	1504%
Ratio percentage used to determine recovery period and threshold limitation amount	$127,927	$236,080

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Impact of tax planning strategies

	December 31, 2020
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTAs	$18,891	$139	$19,030
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0%	0%	0%
Net admitted adjusted gross DTAs	$18,891	$139	$19,030
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross DTAs	$34,719	$112	$34,831
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0%	0%	0%
Net admitted adjusted gross DTAs	$34,719	$112	$34,831
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

	Change
	Ordinary	Capital	Total
Adjusted gross DTAs	$(15,829)	$27	$(15,802)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0%	0%	0%
Net admitted adjusted gross DTAs	$(15,829)	$27	$(15,802)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	December 31,
	2020	2019
Federal income tax expense (benefit) on operations	(35,625)	$(8,460)
Federal income tax on net capital gains	8,820	965
Federal Income tax on prior period adjustment in surplus		$(362)
Current year income tax expense/(benefit)	$(26,805)	$(7,857)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2020	2019	Change
Deferred tax assets
Policyholder reserves	$8,691	$22,585	$(13,893)
Deferred acquisition costs	6,999	8,010	(1,011)
Policyholders dividends accrual	1,930	2,574	(644)
Receivables - nonadmitted	767	1,278	(511)
Other	504	272	232
	18,891	34,719	(15,828)
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	18,891	34,719	(15,828)

Capital	139	112	27
Nonadmitted	—	—	—
Admitted capital deferred tax asset	139	112	27
Admitted deferred tax asset	$19,030	$34,831	$(15,801)

Deferred tax liabilities
Investments	$10,447	$11,698	$(1,251)
Deferred and uncollected premium	528	3,319	(2,791)
Reserves transition adjustment (TCJA)	6,469	7,763	(1,294)
Other	241	241	—
Acquired reserve basis	1,755	1,755	—
	19,440	24,776	(5,335)

Capital	359	500	(141)
Deferred tax liabilities	19,799	25,276	(5,476)

Net deferred tax assets	$(769)	$9,555	$(10,325)

CARES Act

On March 27, 2020, the CARES Act was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019 and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company has recorded a rate differential benefit of $1.5 million for the tax year ended December 31, 2020 for 2018 NOLs which were allowed to be carried back to 2014 under the CARES Act. The rate differential is 14%, which is the difference between the 2014 enacted tax rate of 35% and the 2018 enacted tax rate of 21%.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$18,891	$139	$19,030	$34,719	$112	$34,831	$(15,801)
Total deferred tax liabilities	19,441	358	19,799	24,776	501	25,277	(5,478)
Net deferred tax assets/ (liabilities)	$(550)	$(219)	$(769)	$9,943	$(389)	$9,554	$(10,323)
Tax effect of unrealized (gains) / losses							(1,804)
Change in net deferred income tax							$(12,127)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company’s effective income tax rate are as follows:

	December 31, 2020
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(37,367)	$(7,847)	21.00%
Dividends received deduction	(100)	(21)	0.06%
IMR	(24,767)	(5,201)	13.92%
Ceding commission	(2,030)	(426)	1.14%
Return to provision true up (permanent)	(169)	(35)	0.09%
Tax on non-admitted assets	2,433	511	(1.37)%
Carryback Benefit	(7,438)	(1,562)	4.18%
Other	(449)	(94)	0.25%
Total	$(69,888)	$(14,677)	39.28%

Federal income taxes incurred		(26,806)	71.73%
Change in net deferred income taxes		12,128	(32.46)%
Total statutory income tax expense / (benefit)		$(14,677)	39.28%

At December 31, 2020, the Company has no net operating loss carry-forwards, foreign tax credit carry-forwards, or capital loss carry-forwards.

As a result of TCJA, the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates for the period ending December 31, 2020.  The Company is a party to a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision.  As of December 31, 2020 and 2019, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable.  The Company had no unrecognized tax benefits as of December 31, 2020 and 2019.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The IRS routinely audits the Company’s federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits.  In 2016, the IRS completed an audit of the Company’s 2011-2013 federal income tax returns.  The audit did not result in any material adjustments.  In 2018, the IRS started an audit of the U.S. domiciled insurance entities’ for tax years 2014 to 2016; on January 27, 2021 the IRS issued the Revenue Agent’s Report, which included agreed upon adjustments for reserves. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow.  Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

6.              REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk through acquisition and cessions with other insurance companies or reinsurers.  In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis.  Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy.  Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

Effective October 1, 2020, the Company entered into a 90% quota share Funds Withheld Retrocession Reinsurance Agreement with Accordia Life and Annuity Company (Accordia).  The business covered under this agreement consists of whole life, term, and universal life policies assumed under the Non NLG, Non-Financed NLG and JANY reinsurance agreements and policies novated from Athene Life Insurance Company of New York (ALICNY).  At December 31, 2020, the Company ceded $940,712 of premium revenue, $889,156 of reserves, and $32,500 of commission expense allowance to Accordia.

The Company cedes on a coinsurance basis 100% of a block of variable annuity and life insurance business to Commonwealth Annuity.  At December 31, 2020 and 2019, the Company ceded $37,886 and $37,731, respectively, in reserves pursuant to the aforementioned agreement. In addition, the Company administers a variable annuity pension plan block on behalf of a group of companies. This block of business is not subjected to reinsurance.

Effective July 1, 2016, the Company entered into an Excess of Loss Reinsurance Agreement with Partner Reinsurance Europe ES.  The business covered under this agreement consists of interest sensitive life, index universal life, whole life and term in force as of June 30, 2016 with an effective date through June 30, 2021.  The reinsurance percentage is 66.2% in excess of 125% of expected claims from the effective date of this treaty and the parties may increase the reinsurance percentage up to 100% with 30 days’ prior written notice, commencing after those 30 days by way of mutual agreement.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2020	2019
Reinsurance premiums assumed	$40,513	$70,697
Coinsurance reserves	2,578,665	2,524,147

Reinsurance ceded for the years ended December 31, is as follows:

	December 31,
	2020	2019
Reinsurance premiums ceded	$1,017,571	$85,055
Deduction from insurance liabilities including reinsurance recoverable on unpaid claims	3,238,531	2,324,888
Reinsurance recoverable on paid losses	34,950	21,915

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2020	2019
Life and accident and health insurance
Direct	$55,032	$55,710
Reinsurance assumed - non - affiliated	40,513	70,696
Reinsurance assumed - affiliated	1	2
Less: Reinsurance ceded - non - affiliated	(71,563)	(75,776)
Less: Reinsurance ceded - affiliated	(946,009)	(9,279)
Net premiums	$(922,026)	$41,353

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.  Reinsurance contracts do not relieve the Company from its obligations to policyholders.  Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.  The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance).  The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence.  Based on the Company’s review of its reinsurers’ financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.  There was no allowance for uncollectible amounts at December 31, 2020 and 2019.

7.              PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected.  Gross premiums as represented below are net of reinsurance.  Loading is the amount added to premiums to cover operating expenses.  Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  As of December

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

31, 2020 and 2019, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year Ended December 31,
	2020					2019
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Traditional life	$2,100	$414	$2,514	$(161)	$2,353	$9,768	$6,034	$15,802	$(2,115)	$13,687
Total	$2,100	$414	$2,514	$(161)	$2,353	$9,768	$6,034	$15,802	$(2,115)	$13,687

8.              ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As December 31, 2020, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2020
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less surrender charge of 5% or more	2,566	—	—	2,566	0.3%
At fair value	—	—	18,475	18,475	2.1%
Total with adjustment or at market value	2,566	—	18,475	21,041	2.4%
At book value without adjustment (minimal or no charge or adjustment)	861,176	—	—	861,176	96.6%
Not subject to discretionary withdrawal	8,924	—	247	9,171	1.0%
Total (gross)	872,666	—	18,722	891,388	100.0%
Less: reinsurance ceded	696,776	—	—	696,776
Total (net)	$175,890	$—	$18,722	$194,612

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$164	$—	$164	0.1%
At book value less surrender charge of 5% or more	1	—	—	1	—%
At fair value	—	—	53,326	53,326	29.4%
Total with adjustment or at market value	1	164	53,326	53,491	29.5%
At book value without adjustment (minimal or no charge or adjustment)	21,643	—	—	21,643	11.9%
Not subject to discretionary withdrawal	105,457	—	1,042	106,499	58.6%
Total (gross)	127,101	164	54,368	181,633	100.0%
Less: reinsurance ceded	23,993	—	—	23,993
Total (net)	$103,108	$164	$54,368	$157,640

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	13,558	13,558	3.5%
Total with adjustment or at market value	—	—	13,558	13,558	3.5%
At book value without adjustment (minimal or no charge or adjustment)	366,982	—	—	366,982	96.1%
Not subject to discretionary withdrawal	1,500	—	—	1,500	0.4%
Total (gross)	368,482	—	13,558	382,040	100.0%
Less: reinsurance ceded	73,283	—	—	73,283
Total (net)	$295,199	$—	$13,558	$308,757

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2020
	General Account	Separate Account	Total
Life, accident & health, and supplemental contracts with life contingencies	574,197	—	574,197
Separate Accounts	—	86,812	86,812
Total annuity actuarial reserves and deposit liabilites	574,197	86,812	661,009

As of December 31, 2020, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

	Year Ended December 31, 2020			Year Ended December 31, 2020
	General Account			Separate Account-Guranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$67,187	$71,836	$—	$—	$—
Universal Life	381,419	388,050	400,268	—	—	—
Universal Life with Secondary Guarantees	22,181	20,238	84,322	—	—	—
Indexed Universal Life with	108,111	103,619	89,422	—	—	—
Indexed Universal Life with Secondary Guarantees	302,529	284,692	762,051	—	—	—
Other permanent cash value life insurance	—	415,800	442,544	—	—	—
Variable Universal Life	9,130	9,124	8,566	50,331	50,299	46,944
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	211,810	—	—	—
Accidental Death Benefits	—	—	425	—	—	—
Disability-Active Lives	—	—	3,442	—	—	—
Disability-Disabled Lives	—	—	4,450	—	—	—
Miscellaneous Reserves	—	—	413,654	—	—	3,367
Total (gross)	823,370	1,288,710	2,492,790	50,331	50,299	50,311
Less: reinsurance ceded	703,438	1,132,312	2,351,246	—	—	—
Total (net)	$119,932	$156,398	$141,544	$50,331	$50,299	$50,311

Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$135,324	$46,944	$182,268
Accidental death benefit reserves	368	—	368
Disability-active lives reserves	232	—	232
Disability-disabled lives reserves	469	—	469
Miscellaneous reserves	5,151	3,367	8,518
Total life and accident & health reserves	141,544	50,311	191,855

As December 31, 2019, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Individual Annuities:

	Year Ended December 31, 2019
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	—	—	—	—%
At book value less surrender charge of 5% or more	2,060	—	—	2,060	0.2%
At fair value	—	—	17,814	17,814	1.9%
Total with adjustment or at market value	2,060	—	17,813	19,874	2.1%
At book value without adjustment (minimal or no charge or adjustment)	928,655	—	—	928,655	97.8%
Not subject to discretionary withdrawal	847	—	244	1,091	0.1%
Total (gross)	931,563	—	18,057	949,620	100.0%
Less: reinsurance ceded	744,196	—	—	744,196
Total (net)	187,366	—	18,057	205,424

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	212	—	212	0.1%
At book value less surrender charge of 5% or more	1	—	—	1	—%
At fair value	—	—	50,589	50,589	26.6%
Total with adjustment or at market value	1	212	50,589	50,802	26.7%
At book value without adjustment (minimal or no charge or adjustment)	21,326	—	—	21,326	11.2%
Not subject to discretionary withdrawal	116,656	—	1,517	118,173	62.1%
Total (gross)	137,983	212	52,106	190,301	100.0%
Less: reinsurance ceded	23,883	—	—	23,883
Total (net)	114,101	212	52,106	166,419

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	—	—	—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	12,675	12,675	3.2%
Total with adjustment or at market value	—	—	12,675	12,675	3.2%
At book value without adjustment (minimal or no charge or adjustment)	370,804	—	—	370,804	94.0%
Not subject to discretionary withdrawal	10,820	—	—	10,820	2.7%
Total (gross)	381,623	—	12,675	394,298	100.0%
Less: reinsurance ceded	80,405	—	—	80,405
Total (net)	301,218	—	12,675	313,893

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2019
	General Account	Separate Account With Guarantee	Total
Life, accident & health, and supplemental contracts with life contingencies	602,685	—	602,685
Separate Accounts	—	83,050	83,050
Total annuity actuarial reserves and deposit liabilites	602,685	83,050	685,735

As December 31, 2019, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

	Year Ended December 31, 2019			Year Ended December 31, 2019
	General Account			Separate Account-Guranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$68,556	$73,929	$—	$—	$—
Universal Life	396,478	402,985	417,064	—	—	—
Universal Life with Secondary Guarantees	22,729	20,173	80,014	—	—	—
Indexed Universal Life with	107,733	101,317	90,623	—	—	—
Indexed Universal Life with Secondary Guarantees	297,468	274,348	726,824	—	—	—
Other permanent cash value life insurance	—	426,568	455,186	—	—	—
Variable Universal Life	9,955	9,948	9,352	43,788	43,757	40,732
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	252,188	—	—	—
Accidental Death Benefits	—	—	453	—	—	—
Disability-Active Lives	—	—	3,667	—	—	—
Disability-Disabled Lives	—	—	4,584	—	—	—
Miscellaneous Reserves	—	—	311,348	—	—	3,042
Total (gross)	834,364	1,303,896	2,425,232	43,788	43,757	43,774
Less: reinsurance ceded	172,862	561,992	1,394,205	—	—	—
Total (net)	$661,502	$741,904	$1,031,027	$43,788	$43,757	$43,774

Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$987,056	$40,732	$1,027,787
Accidental death benefit reserves	408	—	408
Disability-active lives reserves	2,393	—	2,393
Disability-disabled lives reserves	1,622	—	1,622
Miscellaneous reserves	39,549	3,042	42,591
Total life and accident & health reserves	1,031,027	43,774	1,074,801

9.              ACCIDENT AND HEALTH POLICY AND CLAIMS LIABILITIES

On January 2, 2009, The Hanover Insurance Group, Inc. (THG) sold all the outstanding shares of capital stock of the Company to Commonwealth Annuity pursuant to a Stock Purchase Agreement entered into on July 30, 2008. Additionally, coincident with the sale transaction, the Company and the Hanover Insurance Company (HIC) entered into a reinsurance contract whereby HIC assumed the Company’s accident and health insurance business through a 100% coinsurance agreement. The Company did not have any policy and claims liabilities related to its accident and health business net of reinsurance at both December 31, 2020 and 2019.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business.  Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed.

10.       CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of the Company.  Pursuant to Massachusetts statutes, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the MADOI, is limited to the greater of the Company’s statutory net gains from operations of the preceding December 31 or 10% of the statutory policyholder’s surplus as of the preceding December 31. Dividends must be paid from unassigned funds.

Due to its unearned deficit position, the Company cannot pay dividends to its parent without prior approval from the MADOI. The Company paid $100,000,000 in extraordinary dividends to its parent in 2020.  This dividend was classified as a reduction of capital.  No dividends were paid in 2019.

In 2020 and 2019 the Company did not receive any capital contributions.

The Company’s unassigned surplus was impacted by each item below as follows:

	December 31,
	2020	2019
Unrealized gains (losses)	$3,528	$10,316
Nonadmitted asset values	(3,654)	(6,086)
Asset valuation reserves	(12,301)	(11,301)

The Company must meet minimum capital and surplus requirements under an RBC formula. RBC is the standard measurement of an insurance company’s required capital on a statutory basis. It is calculated  by using a formula that applies factors to various assets, premium, and statutory reserve items.  The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk.  Regulatory action is tied to the amount of a company’s capital position in relation to required capital as calculated under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $127,927 at December 31, 2020.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

11.       RELATED PARTY TRANSACTIONS

Service Agreements

The Company entered into a Services and Expense Agreement with GAFG and Global Atlantic (Fin) Company (GA Finco) under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time.  The agreement was filed with the MADOI.  The Company recognized $2,870 and $8,582 in intercompany charges for 2020 and 2019, respectively.

The Company has entered into administrative service agreements with Goldman Sachs Asset Management, L.P. (GSAM), a related party of GS, to receive management services and investment advisory services, respectively.  The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in a payable of $674 and $351 at December 31, 2020 and 2019, respectively, and expenses of $1,448 and $884 for the periods ending December 31, 2020 and 2019, respectively which are included in the intercompany charges above.

The Company has funds withheld agreements with related parties, described in footnote 6 — Reinsurance. Net amounts due from affiliates related to funds withheld agreements were $2,675 and $1,510 for the years ended December 31, 2020 and 2019, respectively. Net amounts due to affiliates related to funds withheld agreements were $3,210 and $2,102 for the years ended December 31, 2020 and 2019, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

The Company has agreements with affiliated parties to receive and pay certain fee income and expenses related to policyholder administration. Net income related to these agreements was $1,031 and $1,110 for the years ended December 31, 2020 and 2019, respectively, and net amounts receivable were $251 and $270 at December 31, 2020 and 2019, respectively.

Payable to/Receivable from Affiliates

The Company reported a net payable to related parties of $1,493 and $1,104 for the years ended December 31, 2020 and 2019 respectively.

Guarantees or Contingencies for Related Parties

On April 30, 2013, GAFG entered into an agreement (the 2013 Keepwell Agreement) with the MADOI to maintain Commonwealth Annuity’s and the Company’s RBC ratios at a minimum of 100% of the NAIC Company Action Level of RBC.  The 2013 Keepwell Agreement terminated in 2018.

Transfers of Assets

The Company exchanged portfolio assets with a related party with a fair market value of $0 and $0 for the years ended December 31, 2020 and 2019, in exchange for assets of the same value as part of a portfolio rebalancing.

12.       COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The third party to the Stock Purchase Agreement entered into by Commonwealth Annuity on July 30, 2008 has agreed to indemnify the Company and Commonwealth Annuity with respect to certain of these matters as provided in said agreement.  Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition.

Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for both the Company and Accordia) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC (the Conversion),  the Company and Accordia expect to incur a variety of litigation-related costs. On June 28, 2018 a subsidiary of Athene and FAFLIC entered into a consent order with the New York State Department of Financial Services, or “NYSDFS,” relating to the NYSDFS’ market conduct examination  findings that related primarily to disruptions in servicing caused by the Conversion. Pursuant to the consent order, Athene paid the NYSDFS a  fine of $15,000 and will also take corrective actions and provide remediation to policyholders impacted by the Conversion. The agreements between the Company, Commonwealth Annuity and Athene provide indemnities to Athene, including for  fines and penalties resulting from violations of law. Commonwealth Annuity has reimbursed Athene an amount equal to the NYSDFS  fine in July, 2018.  Additionally, the Company has put up a reserve of $4,566 for costs related to certain aspects of the corrective actions agreed under the consent order. The Company anticipates additional regulatory, restitution and legal costs associated with the investigation, defense, and settlement of potential claims related to the Conversion.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.  The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company’s traditional life business. Additionally, there is a professional services agreement to manage certain aspects of the Company’s reinsurance portfolio.

As of December 31, 2020 the purchase commitments related to the agreement with the third party administrator were as follows:

2021	$1,436
2022	1,202
2023	417
2024	177
2025	159
2026 and thereafter	457
Total	$3,848

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

The Company invests in certain joint ventures, limited liability companies (LLCs) and partnerships, and in some cases makes a commitment for additional investment up to a maximum invested amount.

As of December 31, 2020, commitments to make additional investments to LLCs total $4,647.

13.       SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2020 through March 31, 2021, the date that these financial statements were available to be issued, and determined that there are no Type I Recognized, or Type II Non Recognized events.

Closing of KKR acquisition

On February 1, 2021, subsequent to the end of the reporting period, KKR completed the acquisition of GAFG by Magnolia, a KKR subsidiary, as contemplated by the Merger Agreement. The total purchase price for the transaction was $4.7 billion, subject to certain post-closing purchase price adjustments as provided in the Merger Agreement.

At the closing of the transaction, or the “Closing,” Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the “GA Merger,” with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the “Life Merger” and, together with the GA Merger, the “Mergers.”

In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or “TGAFG,” and became the new holding company of Global Atlantic’s business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and coinvestments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement. In addition, the aforementioned roll-over syndication process was used to generate $250 million of additional equity capital to fund Global Atlantic’s business needs.

The aggregate merger consideration was allocated among each of the GAFG’s and GAFLL’s outstanding ordinary shares, incentive shares and equity awards in accordance with their terms. Under the terms of the Merger Agreement and in accordance with the applicable plan documentation, unvested GAFG restricted share awards converted into the right to receive a number of TGAFG book value units having the same value as the GAFG restricted share award immediately prior to the closing.

14.       COMPOSITION OF OTHER ASSETS,  LIABILITIES AND EXPENSES

Other assets consist of the following:

	December 31,
	2020	2019

Pension annuity contract	$1,532	$1,359
Miscellaneous receivables	144	692
Guaranty funds receivable or on deposit	119	136
Total other assets	$1,795	$2,187

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Other liabilities consist of the following:

	December 31,
	2020	2019

Remittances and items not allocated	$17,657	$16,897
Miscellaneous liabilities	2,929	756
Tax liabilities	2,013	956
Policyholder liabilities	39	342
Derivatives	228	781
Total other liabilities	$22,866	$19,732

Other expenses consist of the following:

	December 31,
	2020	2019

FwH Realized Bonds Ceded	$—	$(5,013)
Captive financing fee	1,748	1,707
Total other expenses	$1,748	$(3,306)

15.       AGENT BENEFIT PLANS

Effective May 1, 2014 the Company assumed, and received assets for, a nonqualified defined contribution pension plan covering career distribution systems agents for $3,600. The balance of this obligation was $3,048 and $3,089 for the years ended December 31, 2020 and 2019, respectively. There were no expenses recognized in association with this plan for the years ended December 31, 2020 and 2019.

16.       SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity and variable life transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets of $138,148 and $127,778 as of December 31, 2020 and 2019, respectively. The assets legally insulated from the general account as of December 31, 2020 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	(Not Legally Insulated)

Variable annuities	$87,809	$—
Variable life insurance products	50,340	—
Total	$138,149	$—

Separate accounts assets held by the Company generally relate to variable annuities or life insurance of a non-guaranteed return nature. The net investment return of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuities generally provide a minimum guaranteed death benefit, the nature of which has varied over time. In 1996, the company began offering a minimum guaranteed death benefit which is adjusted annually to the current account value. The maximum amount associated with death benefit

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

guarantees for 2020 was $2,451 with associated risk charges paid by the separate account to compensate for these risks of $1.

The maximum amount associated with death benefit guarantees for 2019 was $2,547 with associated risk charges paid by the separate account to compensate for these risks of $2.

Information regarding the Separate Accounts of the Company as of December 31, 2020 is as follows:

2020	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,574	$1,574

Reserves
For accounts with assets at:
Fair value	—	164	—	123,401	123,565

By withdrawal characteristics
With MV adjustment	—	164	—	—	164
At fair value	—	—	—	122,112	122,112

Not subject to discretionary withdrawal	—	—	—	1,289	1,289

Total	$—	$164	$—	$123,401	$123,565

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2020 is as follows:

Transfers to separate accounts	$1,667
Transfers from separate accounts	12,292
Net transfers to/(from) separate accounts	(10,625)
Reconciling adjustments:
Administration and policy fees	(2,580)
Matured deferred contracts	22
Reinsurance	12,575
Transfers as reported in the statements of operations	$(608)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Information regarding the Separate Accounts of the Company as of December 31, 2019 is as follows:

2019	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,701	$1,701

Reserves
For accounts with assets at:
Fair value	—	212	—	113,937	114,149

By withdrawal characteristics
With MV adjustment	—	212	—	—	212
At fair value	—	—	—	112,179	112,179

Not subject to discretionary withdrawal	—	—	—	1,758	1,758

Total	$—	$212	$—	$113,937	$114,149

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2019 is as follows:

Transfers to separate accounts	$1,654
Transfers from separate accounts	10,556
Net transfers to/(from) separate accounts	(8,902)
Reconciling adjustments:
Administration and policy fees	(2,567)
Policy exchanges / other	8
Reinsurance	12,674
Transfers as reported in the statements of operations	$1,212

17.       CLOSED BLOCK

Effective December 1, 2015, and following the approval of the MADOI, the Company entered into a coinsurance agreement with Ameritas Life Insurance Corp whereby it ceded substantially all of its closed block of business. The closed block consists of individual whole life insurance participating policies, term life policies and individual deferred annuity contracts which were inforce as of October 16, 1995. As a result of the transaction, the Company ceded $571,400 policyholder liabilities, and transferred associated assets.

The table below presents financial schedule for the closed block, prior to the impact of reinsurance at December 31, 2020 and 2019.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

Summarized financial information of the Closed Block for the years ended December 31, was as follows:

BALANCE SHEET	2020	2019
Assets:
Bonds, at amortized cost	$406,704	$416,259
Cash & short-term investments	8,372	9,849
Policy loans	60,803	65,064
Investment income due & accrued	6,856	7,016
Premiums deferred and uncollected	1,792	1,903
Current federal & foreign income tax recoverable	2,085	1,327
Total admitted assets	$486,612	$501,418

Liabilities:
Policy liabilities & accruals	$509,526	$526,144
Other liabilities	4,486	1,220
Total liabilities	$514,012	$527,364

INCOME STATEMENT	2020	2019
Revenues:
Premiums and other considerations	$12,316	$12,983
Net investment income	21,891	23,107
Realized gains	441	97
Total revenue	$34,648	$36,187

Benefits & expenses:
Policy benefits	$36,910	$36,144
Operating & selling expenses	(41)	292
Taxes, excluding capital gains tax	(255)	(376)
Total benefits & expenses	$36,614	$36,060

Closed Block Net Income	$(1,968)	$127

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

CASH FLOWS	2020	2019
Cash from Operations:
Premiums & annuity considerations	$12,431	$13,192
Net investment income	22,803	24,073
Claims, surrenders & other benefits	(37,903)	(34,923)
Commissions & expenses paid	—	(333)
Dividends to policyholders	(11,799)	(18,043)
Federal income taxes	(503)	—
Net cash used in operations	$(14,971)	$(16,034)

Cash from Investments:
Proceeds from investments sold, matured or repaid
Bonds	$15,065	$29,976

Cost of investments acquired
Bonds	(5,822)	(13,170)

Net decrease in policy loans	4,261	2,665
Net decrease in receivable for securities	—	—
Net cash (used in) / provided by investments	$13,504	$19,471

Cash from Financing & Other Sources:
Net deposits on deposit type contracts & other liabilities	$(1,096)	$(918)
Other cash applied	1,086	2,109
Net cash (used in) / provided by financing and other sources	$(10)	$1,191

Cash and Short Term Investments
Net Change in cash and short term investments	$(1,477)	$4,628
Beginning of the year	9,849	5,221
End of the year	$8,372	$9,849

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.  Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

or the Years Ended December 31, 2020 and 2019

(Dollars in thousands)

18.  RECONCILIATION TO ANNUAL STATEMENT

The following schedule reconciles amounts reported by the Company to regulatory authorities to the amounts as reported in the accompanying statutory financial statements as of and for the year ended December 31, 2019.

	Capital and Surplus	Net Income (Loss)	Admitted Assets	Liabilities

As reported in the 2019 statutory annual statement	$245,636	$(5,782)	$3,233,832	$2,988,196
2019 Adjustments
Prior year ceded premium adjustment	—	1,898	—	—
Prior year tax adjustment	—	(399)	—	—
Total	$245,636	$(4,283)	$3,233,832	$2,988,196

SUPPLEMENTAL INFORMATION

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Investment Income Earned
U.S. Government Bonds	$206
Other bonds (unaffiliated)	105,277
Bonds of affiliates	718
Mortgage loans	1,474
Premium notes, policy loans and liens	3,239
Cash and short term-investments	232
Other invested assets	461
Miscellaneous income	—
Gross investment income	$111,607

Other long term assets—statement value	$14,134

Bonds and Short-Term Investments by Maturity and Class
by Maturity (weighted based on future cash flows) - Statement Value
Due within one year or less	$59,781
Over 1 year through 5 years	207,744
Over 5 years through 10 years	381,270
Over 10 years through 20 years	433,149
Over 20 years	985,684
Total by Maturity	$2,067,628

by Class - Statement Value
Class 1	$1,029,574
Class 2	1,016,557
Class 3	21,497
Class 4	—
Class 5	—
Class 6	—
Total by Class	$2,067,628

Total Publicly Traded	$1,704,380
Total Privately Traded	363,248
Total	$2,067,628

Mortgage loans on real estate (book value including nonadmitted portion):
Commercial mortgages	$5,898
Residential mortgages	—
Total	$5,898

Mortgage loans on real estate by standing (book value);
Good standing	$5,898
Good standing with restructured terms	—
With overdue interest over 90 days	—
In process of foreclosure	—
Total	$5,898

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Collar, Swap and Forward Agreements Open - Statement Value	$1,529

Cash equivalents	$54,886
Cash on deposit	16,986
Total	$71,872

Life insurance in force
Ordinary life	$279,536
Group life	14,403
$293,939

Amount of accidental death insurance in force under ordinary policies	$70,838

Life insurance policies with disability provisions in force
Ordinary life	$1,322,882
Group life	6,942
$1,329,824
Supplementary contracts in force
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	313

Ordinary - not involving life contingencies
Amount on deposit	$—
Amount of income payable	113

Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	—

Group - not involving life contingencies
Amount on deposit	$13
Amount of income payable	1

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Annuities:
Ordinary
Immediate - amount of income payable	$77
Deferred - fully paid account balance	173,666
Deferred - not fully paid account balance	—

Group
Immediate - amount of income payable	$18,154
Deferred - fully paid account balance	—
Deferred - not fully paid account balance	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$292,699
Dividend accumulations - account balance	767

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

Investment Risk Interrogatories

1.              The Company’s admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $2,924,136 at December 31, 2020.

2.              The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans:

				Percentage of Total Admitted
Investment Category	Issuer		Amount	Assets
Long Term Bonds	2.01	PORT AUTHORITY OF NEW YORK AND NEW JERSEY	$48,664	1.7%
Long Term Bonds	2.02	CALIFORNIA (STATE OF)	37,534	1.3%
Long Term Bonds	2.03	HSBC HOLDINGS PLC	33,855	1.2%
Long Term Bonds	2.04	BANK OF AMERICA CORP	29,732	1.0%
Long Term Bonds	2.05	DUKE ENERGY CORP	28,113	1.0%
Long Term Bonds	2.06	FRANCE (REPUBLIC OF)	26,998	0.9%
Long Term Bonds	2.07	BAY AREA TOLL AUTHORITY	25,426	0.9%
Long Term Bonds	2.08	JPMORGAN CHASE & CO	24,500	0.8%
Long Term Bonds	2.09	UNITEDHEALTH GROUP INC	24,343	0.8%
Long Term Bonds	2.10	COMCAST CORPORATION	23,769	0.8%

3.              The amount and percentage of the Company’s total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating		Amount	Percentage of Total Admitted Assets
3.01	NAIC-1	$1,029,574	35.2%
3.02	NAIC-2	1,016,557	34.8%
3.03	NAIC-3	21,497	0.7%
3.04	NAIC-4	—	—%
3.05	NAIC-5	—	—%
3.06	NAIC-6	—	—%
		$2,067,628	70.7%

4.              Assets held in foreign investments are as follows:

		Amount	Percentage of Total Admitted Assets
4.02	Total admitted assets held in foreign investments	$317,787	10.9%
4.03	Foreign-currency-denominated investments	—	—%
4.04	Insurance linked liabilities denominated in that same foreign currency	—	—%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

5.              Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
5.01	Countries rated NAIC-1	$317,787	10.9%
5.02	Countries rated NAIC-2	—	0.0%
5.03	Countries rated NAIC-3 or less	—	0.0%
		$317,787	10.9%

6.              Largest foreign investment exposure to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 France	$96,669	3.3%
6.02 United Kingdom	63,664	2.2%
Countries rated NAIC-2
	—	0.0%
Countries rated NAIC-3
	—	0.0%
	$160,333	5.5%

7-9. Assets held in unhedged foreign currency exposure are less than 2.5% of the Company’s total admitted assets.

10.       Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer		NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01	PERNOD-RICARD SA	2	$21,198	0.7%
10.02	HSBC HOLDINGS PLC	1	16,806	0.6%
10.03	RIO TINTO PLC	1	15,801	0.5%
10.04	BNP PARIBAS SA	1 & 2	15,801	0.5%
10.05	TOTAL SE	1	14,844	0.5%
10.06	MACQUARIE GROUP LTD	2	13,876	0.5%
10.07	VODAFONE GROUP PLC	2	13,559	0.5%
10.08	TAKEDA PHARMACEUTICAL CO LTD	2	12,022	0.4%
10.09	ORANGE SA	2	10,720	0.4%
10.10	LAFARGEHOLCIM LTD	2	10,531	0.4%
			$145,158	5.0%

11.       Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

12.       Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

13.       Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.       Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.       Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

16.       Assets held in mortgage loans reported in Schedule B less than 2.5% of the Company’s total admitted assets.

17.       Assets held in mortgage loans, loan to value, are less than 2.5% of the Company’s total admitted assets.

18.       Assets held in real estate are less than 2.5% of the Company’s total admitted assets.

19.       Assets held in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.       The Company did not have any securities lending, repurchase, reverse repurchase, dollar repurchase and dollar reverse repurchase agreements.

21.       Amounts and percentages of the reporting entity’s total admitted assets for warrants attached to other financial instruments, options, caps and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01	Hedging	$2,552	0%	$(1,023)	0%
21.02	Income generation	—	0%	—	0%
21.03	Other	—	0%	—	0%

22.       The Company did not have any collars, swaps or floors.

23.       Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter	2nd Quarter	3rd Quarter
23.01	Hedging	$629	—%	$96	$449	$1,068
23.02	Income generation	—	—%	—	—	—
23.03	Replications	—	—%	—	—	—
23.04	Other	—	—%	—	—	—

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Summary Investment Schedule

December 31, 2020

(Dollars in thousands)

Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Long Term Bonds:
U.S. governments	6,109	0.28%	6,109	0.28%
All other governments	26,998	1.22%	26,998	1.22%
U.S. states, territories and possessions, etc. guaranteed	49,016	2.22%	49,016	2.22%
U.S. political subdivisions of states, territories, and possessions, guaranteed	26,858	1.22%	26,858	1.22%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	198,959	9.01%	198,959	9.02%
Industrial and miscellaneous	1,746,101	79.05%	1,746,101	79.17%
Parent, subsidiaries and affiliates	13,587	0.62%	13,587	0.62%
Total long-term bonds	2,067,628	93.61%	2,067,628	93.75%
Mortgage Loans:
Commercial mortgages	5,898	0.27%	5,898	0.27%
Total mortgage loans	5,898	0.27%	5,898	0.27%
Cash	16,986	0.77%	16,986	0.77%
Cash equivalents	54,886	2.48%	54,886	2.49%
Contract loans	47,709	2.16%	44,509	2.02%
Derivatives	1,529	0.07%	1,529	0.07%
Other invested assets	12,421	0.56%	12,421	0.56%
Receivables for securities	1,713	0.08%	1,713	0.08%
Total invested assets	2,208,770	100.00%	2,205,570	100.00%

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.              Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:  1

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☒  No ☐ N/A ☐

2.              Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: 1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.              Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.              Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.              Provisions that permit settlements to be made less frequently than quarterly;

c.               Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.              The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.

Yes ☐ No ☒

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

(Dollars in thousands)

4.              Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.              Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.              Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.              Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below: